FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226
                                  ------------

                        TEMPLETON GLOBAL INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                     ------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  12/31/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Investment Trust

QUARTERLY STATEMENTS OF INVESTMENTS
DECEMBER 31, 2008

CONTENTS

Templeton BRIC Fund .......................................................    3
Templeton Emerging Markets Small Cap Fund .................................    6
Templeton Fontier Markets Fund ............................................   10
Templeton Income Fund .....................................................   13
Notes to Statements of Investments ........................................   28

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

TEMPLETON BRIC FUND                                                          INDUSTRY                        SHARES        VALUE
--------------------------------------------------------  ----------------------------------------------  -----------  ------------
      COMMON STOCKS 81.2%
      BRAZIL 10.5%
      AES Tiete SA .....................................   Independent Power Producers & Energy Traders       320,277  $  1,769,861
      American Banknote SA .............................          Commercial Services & Supplies              188,123       873,762
      Companhia de Bebidas das Americas (AmBev) ........                     Beverages                        214,995     7,876,183
  (a) Companhia Energetica de Minas Gerais .............                Electric Utilities                    164,930     1,785,049
  (a) Companhia Paranaense de Energia-Copel ............                Electric Utilities                     75,500       717,650
      Localiza Rent a Car SA ...........................                    Road & Rail                       572,115     1,755,030
      Porto Seguro SA ..................................                     Insurance                        460,849     2,598,436
      Tele Norte Leste Participacoes SA ................      Diversified Telecommunication Services          186,733     3,122,302
      Unibanco Uniao De Bancos Brasileiros SA, ADR .....                 Commercial Banks                     196,200    12,678,444
      Wilson Sons Ltd., BDR ............................           Transportation Infrastructure              273,113     1,292,109
  (b) Wilson Sons Ltd., BDR, 144A ......................           Transportation Infrastructure               79,487       376,056
                                                                                                                       ------------
                                                                                                                         34,844,882
                                                                                                                       ------------
      CHINA 44.8%
      Bank of China Ltd., H ............................                 Commercial Banks                  16,506,000     4,515,073
      China Coal Energy Co., H .........................            Oil, Gas & Consumable Fuels             1,668,000     1,327,909
      China Construction Bank Corp., H .................                 Commercial Banks                  15,188,000     8,328,688
      China Life Insurance Co. Ltd., H .................                     Insurance                      4,630,000    14,068,863
      China Mobile Ltd. ................................        Wireless Telecommunication Services         3,784,500    37,990,516
      China Molybdenum Co. Ltd., H .....................                  Metals & Mining                   2,465,000     1,119,558
      China Petroleum and Chemical Corp., H ............            Oil, Gas & Consumable Fuels             8,087,000     4,893,813
      China Shenhua Energy Co. Ltd., H .................            Oil, Gas & Consumable Fuels             1,283,500     2,715,982
      China Telecom Corp. Ltd., H ......................      Diversified Telecommunication Services       12,750,000     4,754,393
      China Unicom (Hong Kong) Ltd. ....................      Diversified Telecommunication Services        8,486,270    10,183,261
      CNOOC Ltd. .......................................            Oil, Gas & Consumable Fuels             6,253,000     5,841,361
      Cosco Pacific Ltd. ...............................           Transportation Infrastructure            1,882,000     1,920,805
      Guangdong Electric Power Development Co.
         Ltd., B .......................................   Independent Power Producers & Energy Traders     2,764,850       906,134
      Hidili Industry International Development Ltd. ...                  Metals & Mining                   2,638,000       830,523
      Industrial and Commercial Bank of China Ltd., H ..                 Commercial Banks                  22,541,000    11,866,440
      Lonking Holdings Ltd. ............................                    Machinery                       8,933,000     4,575,883
      PetroChina Co. Ltd., H ...........................            Oil, Gas & Consumable Fuels            10,230,000     8,962,569
      Shanghai Industrial Holdings Ltd. ................             Industrial Conglomerates                 389,000       888,403
      Shanghai Prime Machinery Co. Ltd., H .............                    Machinery                      16,374,000     1,859,193
      Soho China Ltd. ..................................       Real Estate Management & Development        32,458,000    13,946,110
  (b) Soho China Ltd., 144A ............................       Real Estate Management & Development           348,500       149,739
      Yanzhou Coal Mining Co. Ltd., H ..................            Oil, Gas & Consumable Fuels            10,020,581     7,356,856
                                                                                                                       ------------
                                                                                                                        149,002,072
                                                                                                                       ------------
      HONG KONG 0.3%
      Wasion Group Ltd. ................................  Electronic Equipment, Instruments & Components    2,072,000       454,492
  (b) Wasion Group Ltd., 144A ..........................  Electronic Equipment, Instruments & Components    3,116,000       683,492
                                                                                                                       ------------
                                                                                                                          1,137,984
                                                                                                                       ------------


                     Quarterly Statements of Investments | 3

Templeton Global Investment Trust

TEMPLETON BRIC FUND                                                           INDUSTRY                        SHARES        VALUE
--------------------------------------------------------   ----------------------------------------------  -----------  ------------
       COMMON STOCKS (CONTINUED)
       INDIA 11.6%
   (c) Bharti Airtel Ltd. ...............................        Wireless Telecommunication Services           479,994  $  7,059,723
       Grasim Industries Ltd. ...........................              Construction Materials                   95,200     2,384,797
       ICICI Bank Ltd. ..................................                 Commercial Banks                     369,261     3,405,145
       Infosys Technologies Ltd. ........................                    IT Services                        31,300       719,636
       JK Cements Ltd. ..................................              Construction Materials                  189,389       167,692
       Maharashtra Seamless Ltd. ........................                  Metals & Mining                     537,084     1,649,252
       Oil & Natural Gas Corp. Ltd. .....................            Oil, Gas & Consumable Fuels               412,263     5,661,197
       Peninsula Land Ltd. ..............................       Real Estate Management & Development         3,455,476     1,737,688
       Reliance Industries Ltd...........................              Oil, Gas & Consumable Fuels             258,400     6,538,392
       Sesa Goa Ltd. ....................................                  Metals & Mining                     927,680     1,635,174
       Shipping Corp. of India Ltd. .....................                      Marine                        1,040,146     1,700,774
       Steel Authority of India Ltd. ....................                  Metals & Mining                   3,389,551     5,399,439
       Tata Consultancy Services Ltd. ...................                    IT Services                        55,300       543,787
                                                                                                                        ------------
                                                                                                                          38,602,696
                                                                                                                        ------------
       RUSSIA 14.0%
(c, d) Centenergoholding ................................                Electric Utilities                     72,772            --
   (c) Federal Grid Co. .................................                Electric Utilities                 52,122,030       221,519
       Gazprom, ADR .....................................            Oil, Gas & Consumable Fuels             1,302,623    18,562,378
   (c) Holiding MRSK OAO ................................                Electric Utilities                  5,070,773       157,194
(c, d) Intergenerasiya Holding Co. ......................                Electric Utilities                    243,978            --
   (c) Kuzbassenergo ....................................                Electric Utilities                  2,512,187         6,280
       LUKOIL, ADR ......................................            Oil, Gas & Consumable Fuels                12,300       407,130
       LUKOIL, ADR (London Exchange) ....................            Oil, Gas & Consumable Fuels               197,450     6,284,833
       Mechel OAO, ADR ..................................                  Metals & Mining                     178,300       713,200
       Mining and Metallurgical Co. Norilsk Nickel,
          ADR ...........................................                  Metals & Mining                     404,666     2,549,396
       Mobile TeleSystems ...............................        Wireless Telecommunication Services           564,000     2,160,120
       Mobile TeleSystems, ADR ..........................        Wireless Telecommunication Services           144,900     3,865,932
       OAO Rosneft Oil Co. ..............................            Oil, Gas & Consumable Fuels               671,000     2,516,250
       OAO TMK ..........................................            Energy Equipment & Services               596,435       579,149
       OAO TMK, GDR .....................................            Energy Equipment & Services               636,067     2,353,448
   (c) OGK-1 ............................................                Electric Utilities                  4,833,036        56,788
       OGK-3 ............................................                Electric Utilities                  2,066,856        26,352
   (c) OGK-4 ............................................   Independent Power Producers & Energy Traders     5,161,381        72,259
       OGK-6 ............................................   Independent Power Producers & Energy Traders     1,012,156         9,666
   (c) RusHydro .........................................                Electric Utilities                 73,901,072     1,544,532
       Sberbank RF ......................................                 Commercial Banks                   3,367,690     2,492,091
(c, d) Sibenergyholding JSC .............................                Electric Utilities                     67,032            --
   (c) South-Ural Nickel Factory ........................                  Metals & Mining                       1,038        96,015
   (c) TGC-5 JSC ........................................   Independent Power Producers & Energy Traders    81,875,798        12,281
   (c) TGK-2 ............................................                Electric Utilities                 65,223,894        17,937
   (c) TGK-4 ............................................                Electric Utilities                 79,705,614        35,868
   (c) TGK-9 ............................................                Electric Utilities                137,088,100         6,169
   (c) TGK-11 Holding OAO ...............................                Electric Utilities                  5,023,839         1,256
       TNK-BP ...........................................            Oil, Gas & Consumable Fuels             2,369,000     1,539,850
   (c) Volga Territorial Generation Co. .................                Electric Utilities                  1,187,106        10,684
       Vsmpo-Avisma Corp. ...............................                  Metals & Mining                      11,262       338,210
                                                                                                                        ------------
                                                                                                                          46,636,787
                                                                                                                        ------------


                     4 | Quarterly Statements of Investments

Templeton Global Investment Trust

TEMPLETON BRIC FUND                                                          INDUSTRY                        SHARES        VALUE
--------------------------------------------------------  ----------------------------------------------  -----------  ------------
      COMMON STOCKS (CONTINUED)
      TAIWAN 0.0%(e)
  (c) Uni-President China Holdings Ltd..................                   Food Products                       22,000  $      5,706
                                                                                                                       ------------
      TOTAL COMMON STOCKS
         (COST $511,690,558)............................                                                                270,230,127
                                                                                                                       ------------
      PREFERRED STOCKS 17.1%
      BRAZIL 17.1%
      Banco Bradesco SA, ADR, pfd. .....................                 Commercial Banks                     841,100     8,301,657
      Companhia Vale do Rio Doce, ADR, pfd., A .........                  Metals & Mining                   1,878,850    20,009,753
      Petroleo Brasileiro SA, ADR, pfd. ................            Oil, Gas & Consumable Fuels             1,401,100    28,596,451
                                                                                                                       ------------
      TOTAL PREFERRED STOCKS
         (COST $75,686,777) ............................                                                                 56,907,861
                                                                                                                       ------------
      TOTAL INVESTMENTS BEFORE SHORT TERM
         INVESTMENTS (COST $587,377,335) ...............                                                                327,137,988
                                                                                                                       ------------
      SHORT TERM INVESTMENTS(COST $3,840,553) 1.1%
      MONEY MARKET FUNDS 1.1%
      UNITED STATES 1.1%
  (f) Franklin Institutional Fiduciary Trust Money
         Market Portfolio, 0.55% .......................                                                    3,840,553     3,840,553
                                                                                                                       ------------
      TOTAL INVESTMENTS (COST $591,217,888) 99.4% ......                                                                330,978,541
      OTHER ASSETS, LESS LIABILITIES 0.6% ..............                                                                  1,879,992
                                                                                                                       ------------
      NET ASSETS 100.0%                                                                                                $332,858,533
                                                                                                                       ============

See Abbreviations on page 36.

(a)  A portion or all of the security purchased on a delayed delivery basis.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2008, the aggregate value of these securities was $1,209,287, representing 0.36% of net assets.

(c)  Non-income producing for the twelve months ended December 31, 2008.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2008, the value of these securities was $0.

(e)  Rounds to less than 0.1% of net assets.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 5

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

TEMPLETON EMERGING MARKETS SMALL CAP FUND                                    INDUSTRY                        SHARES        VALUE
--------------------------------------------------------  ----------------------------------------------  -----------  ------------
      COMMON STOCKS 86.3%
      BRAZIL 1.8%
      American Banknote SA .............................          Commercial Services & Supplies              157,000  $    729,207
                                                                                                                       ------------
      CAMBODIA 0.8%
      NagaCorp Ltd. ....................................           Hotels, Restaurants & Leisure            2,428,000       335,212
                                                                                                                       ------------
      CHINA 16.4%
      Beauty China Holdings Ltd. .......................                 Personal Products                  2,157,267       640,027
      Chiwan Wharf Holdings Ltd., B ....................           Transportation Infrastructure              374,325       323,601
  (a) Chongqing Machinery and Electric Co. Ltd., H .....             Industrial Conglomerates              13,430,000       970,401
      Great Wall Motor Co. Ltd., H .....................                    Automobiles                     2,269,000       790,470
      Hongguo International Holdings Ltd. ..............         Textiles, Apparel & Luxury Goods           4,592,000       641,117
      People's Food Holdings Ltd. ......................                   Food Products                    1,398,000       678,262
  (a) Shanda Interactive Entertainment Ltd., ADR .......                   Software                            27,600       893,136
      Shanghai Prime Machinery Co. Ltd., H .............                     Machinery                      5,496,000       624,046
  (a) Sichuan Expressway Co. Ltd., H ...................           Transportation Infrastructure            1,376,000       260,989
      Sinopipe Holdings Ltd. ...........................                     Machinery                      2,700,000       197,906
      Tong Ren Tang Technologies Co. Ltd., H ...........                  Pharmaceuticals                     364,000       295,889
      Yorkey Optical International Cayman Ltd. .........           Leisure Equipment & Products             2,218,000       263,291
                                                                                                                       ------------
                                                                                                                          6,579,135
                                                                                                                       ------------
      CZECH REPUBLIC 2.8%
  (a) Central European Media Enterprises Ltd., A .......                       Media                           51,381     1,115,995
                                                                                                                       ------------
      EGYPT 3.8%
      Egyptian International Pharmaceutical
         Industries Co. ................................                  Pharmaceuticals                     244,592     1,207,150
      Paints & Chemical Industries Co. S.A.E. ..........                     Chemicals                         63,625       301,313
                                                                                                                       ------------
                                                                                                                          1,508,463
                                                                                                                       ------------
      GERMANY 0.2%
      Zhongde Waste Technology AG ......................                     Machinery                          5,000        97,322
                                                                                                                       ------------
      HONG KONG 2.3%
      Aupu Group Holding Co. Ltd. ......................                Household Durables                  2,716,000       168,212
      Bauhaus International (Holdings) Ltd. ............         Textiles, Apparel & Luxury Goods           2,434,000       276,370
      Chaoda Modern Agriculture (Holdings) Ltd. ........                   Food Products                      184,000       117,519
      Wasion Group Ltd. ................................  Electronic Equipment, Instruments & Components    1,109,810       243,436
      Xinyu Hengdeli Holdings Ltd. .....................                   Distributors                       836,000       129,442
                                                                                                                       ------------
                                                                                                                            934,979
                                                                                                                       ------------
      HUNGARY 0.5%
      Ablon Group Ltd. .................................       Real Estate Management & Development           223,860        94,818
      Egis Nyrt ........................................                  Pharmaceuticals                       1,862        98,008
                                                                                                                       ------------
                                                                                                                            192,826
                                                                                                                       ------------
      INDIA 11.8%
      Ballarpur Industries Ltd. ........................              Paper & Forest Products                 433,752       184,670
      E.I.D. - Parry (India) Ltd. ......................                     Chemicals                        185,966       580,427
      Federal Bank Ltd. ................................                 Commercial Banks                     347,682     1,158,463


                     6 | Quarterly Statements of Investments

Templeton Global Investment Trust

TEMPLETON EMERGING MARKETS SMALL CAP FUND                                    INDUSTRY                        SHARES        VALUE
--------------------------------------------------------  ----------------------------------------------  -----------  ------------
       COMMON STOCKS (CONTINUED)
       INDIA (CONTINUED)
       Great Eastern Shipping Co. Ltd. ..................            Oil, Gas & Consumable Fuels               230,529  $    962,039
       HCL Infosystems Ltd. .............................                    IT Services                       622,174     1,159,378
       JK Cements Ltd. ..................................              Construction Materials                   80,481        71,261
       Maharashtra Seamless Ltd. ........................                  Metals & Mining                      74,156       227,715
       Peninsula Land Ltd. ..............................       Real Estate Management & Development           311,442       156,618
       Tata Investment Corp. Ltd. .......................                  Capital Markets                      54,449       242,232
                                                                                                                        ------------
                                                                                                                           4,742,803
                                                                                                                        ------------
       INDONESIA 2.0%
       PT Gudang Garam Tbk ..............................                      Tobacco                         218,000        85,000
   (a) PT Panin Life Tbk ................................                     Insurance                     91,791,000       698,959
                                                                                                                        ------------
                                                                                                                             783,959
                                                                                                                        ------------
       ISRAEL 1.6%
   (a) Taro Pharmaceutical Industries Ltd. ..............                  Pharmaceuticals                      85,100       655,270
                                                                                                                        ------------
       KENYA 0.1%
       British American Tobacco Kenya Ltd. Corp. ........                      Tobacco                          18,040        30,220
                                                                                                                        ------------
       LATVIA 1.0%
   (a) Grindeks .........................................                  Pharmaceuticals                      63,613       405,947
                                                                                                                        ------------
       LITHUANIA 0.6%
       Rokiskio Suris AB ................................                   Food Products                      333,574       233,708
                                                                                                                        ------------
       LUXEMBOURG 0.5%
   (a) Kernel Holding SA ................................                   Food Products                       48,532       201,238
                                                                                                                        ------------
       NETHERLANDS 0.0%(b)
   (a) Vimetco NV, GDR ..................................                  Metals & Mining                      62,250        14,629
                                                                                                                        ------------
       PAKISTAN 3.3%
   (a) Bank of Punjab ...................................                 Commercial Banks                   2,596,734       433,199
   (a) D.G. Khan Cement Co. Ltd. ........................              Construction Materials                  229,000        61,559
       Indus Motor Co. Ltd. .............................                    Automobiles                       293,237       455,393
       Pakistan State Oil Co. Ltd. ......................            Oil, Gas & Consumable Fuels               206,800       377,872
                                                                                                                        ------------
                                                                                                                           1,328,023
                                                                                                                        ------------
       PHILIPPINES 0.5%
   (a) Philex Mining Corp. ..............................                  Metals & Mining                   1,820,400       193,537
                                                                                                                        ------------
       POLAND 0.9%
       Automotive Components Europe SA ..................                  Auto Components                      96,070        57,000
   (a) Techmex SA .......................................  Electronic Equipment, Instruments & Components      107,389       293,240
                                                                                                                        ------------
                                                                                                                             350,240
                                                                                                                        ------------
       RUSSIA 4.4%
       OAO TMK, GDR .....................................            Energy Equipment & Services                45,900       169,830
(a, c) Pharmstandard OJSC ...............................                  Pharmaceuticals                      74,505     1,322,464
   (a) South-Ural Nickel Factory ........................                  Metals & Mining                         876        81,030
   (a) Veropharm ........................................                  Pharmaceuticals                      21,255       207,236
                                                                                                                        ------------
                                                                                                                           1,780,560
                                                                                                                        ------------


                     Quarterly Statements of Investments | 7

Templeton Global Investment Trust

TEMPLETON EMERGING MARKETS SMALL CAP FUND                                    INDUSTRY                        SHARES        VALUE
--------------------------------------------------------  ----------------------------------------------  -----------  ------------
      COMMON STOCKS (CONTINUED)
      SOUTH AFRICA 4.6%
      Astral Foods Ltd. ................................                   Food Products                       27,510  $    280,953
      AVI Ltd. .........................................                   Food Products                      216,779       485,216
      Freeworld Coatings Ltd. ..........................                 Specialty Retail                     631,279       436,523
      Lewis Group Ltd. .................................                 Specialty Retail                     126,393       645,411
                                                                                                                       ------------
                                                                                                                          1,848,103
                                                                                                                       ------------
      SOUTH KOREA 7.7%
      Avista Inc. ......................................         Textiles, Apparel & Luxury Goods             118,842       389,553
      Binggrae Co. Ltd. ................................                   Food Products                       16,680       575,150
      Duzon Digital Ware Co. Ltd. ......................                     Software                          68,487       370,903
      Intelligent Digital Integrated Security Co.
         Ltd. ..........................................                Household Durables                     22,599       273,765
      Misung Polytech Co. Ltd. .........................  Electronic Equipment, Instruments & Components       48,880       190,024
      Neopharm Co. Ltd. ................................                 Personal Products                     36,344        97,838
      SFA Engineering Corp. ............................  Electronic Equipment, Instruments & Components       14,000       365,796
      Techno Semichem Co., Ltd. ........................                     Chemicals                         56,523       434,104
      YBM Sisa.com Inc. ................................           Diversified Consumer Services               40,317       213,236
      YESCO Co. Ltd. ...................................            Oil, Gas & Consumable Fuels                 9,417       193,858
                                                                                                                       ------------
                                                                                                                          3,104,227
                                                                                                                       ------------
      TAIWAN 1.7%
      KYE Systems Corp. ................................              Computers & Peripherals                 234,762       117,829
      Novatek Microelectronics Corp. Ltd. ..............     Semiconductors & Semiconductor Equipment          89,000        84,452
      Simplo Technology Co. Ltd. .......................              Computers & Peripherals                 206,500       500,262
                                                                                                                       ------------
                                                                                                                            702,543
                                                                                                                       ------------
      THAILAND 4.6%
      Delta Electronics (Thailand) Public Co.
         Ltd., fgn. ....................................  Electronic Equipment, Instruments & Components    1,576,800       553,025
      Glow Energy Public Co. Ltd., fgn. ................   Independent Power Producers & Energy Traders       896,200       579,689
      Hana Microelectronics Public Co. Ltd., fgn. ......  Electronic Equipment, Instruments & Components    1,523,200       437,890
      Precious Shipping Public Co. Ltd., fgn. ..........                      Marine                          853,600       268,705
                                                                                                                       ------------
                                                                                                                          1,839,309
                                                                                                                       ------------
      TURKEY 8.4%
  (a) Akenerji Elektrik Uretim AS ......................   Independent Power Producers & Energy Traders        28,257       111,891
      IS Yatirim Menkul Degerler AS ....................                  Capital Markets                      93,842        51,170
      Pinar Sut Mamulleri Sanayii AS ...................                   Food Products                      650,356     1,148,308
      Selcuk Ecza Deposu ...............................                  Pharmaceuticals                   1,762,805     1,544,814
  (a) Trakya Cam Sanayii AS ............................                 Building Products                    896,204       535,221
                                                                                                                       ------------
                                                                                                                          3,391,404
                                                                                                                       ------------
      UKRAINE 0.0%(b)
  (a) XXI Century Investments Public Ltd. ..............       Real Estate Management & Development            59,766         4,408
                                                                                                                       ------------
      UNITED STATES 3.7%
  (a) CTC Media Inc. ...................................                       Media                          310,158     1,488,758
                                                                                                                       ------------


                     8 | Quarterly Statements of Investments

Templeton Global Investment Trust

TEMPLETON EMERGING MARKETS SMALL CAP FUND                                    INDUSTRY                        SHARES        VALUE
--------------------------------------------------------  ----------------------------------------------  -----------  ------------
      COMMON STOCKS (CONTINUED)
      VIETNAM 0.3%
      Cuulong Fish JSC .................................                  Food Products                        56,720  $     66,184
      Bentre Aqua Product Import & Export JSC ..........             Food & Staples Retailing                  24,000        33,358
                                                                                                                       ------------
                                                                                                                             99,542
                                                                                                                       ------------
      TOTAL COMMON STOCKS
         (COST $72,563,779) ............................                                                                 34,691,567
                                                                                                                       ------------
      PREFERRED STOCKS 3.5%
      BRAZIL 1.2%
      Marcopolo SA, pfd. ...............................                    Machinery                         344,163       471,375
                                                                                                                       ------------
      CHILE 2.3%
      Embotelladora Andina SA, pfd., A .................                    Beverages                         515,600       949,577
                                                                                                                       ------------
      TOTAL PREFERRED STOCKS
         (COST $1,741,340) .............................                                                                  1,420,952
                                                                                                                       ------------
      TOTAL INVESTMENTS BEFORE SHORT TERM
         INVESTMENTS (COST $74,305,119) ................                                                                 36,112,519
                                                                                                                       ------------
      SHORT TERM INVESTMENTS
         (COST $4,962,019) 12.3%
      MONEY MARKET FUNDS 12.3%
      UNITED STATES 12.3%
  (d) Franklin Institutional Fiduciary Trust Money
         Market Portfolio, 0.55% .......................                                                    4,962,019     4,962,019
                                                                                                                       ------------
      TOTAL INVESTMENTS
         (COST $79,267,138) 102.1% .....................                                                                 41,074,538
      OTHER ASSETS, LESS LIABILITIES (2.1)% ............                                                                   (861,704)
                                                                                                                       ------------
      NET ASSETS 100.0% ................................                                                               $ 40,212,834
                                                                                                                       ============

See Abbreviations on page 36.

(a)  Non-income producing for the twelve months ended December 31, 2008.

(b)  Rounds to less than 0.1% of net assets.

(c)  A portion or all of the security purchased on a delayed delivery basis.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 9

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

TEMPLETON FRONTIER MARKETS FUND                                              INDUSTRY                        SHARES        VALUE
--------------------------------------------------------  ----------------------------------------------  -----------  ------------
      COMMON STOCKS 52.3%
      CAMBODIA 1.7%
  (a) NagaCorp Ltd. ....................................            Hotels, Restaurants & Leisure             712,000  $     98,299
                                                                                                                       ------------
      CANADA 0.4%
      First Quantum Minerals Ltd. ......................                   Metals & Mining                      1,680        24,059
                                                                                                                       ------------
      CZECH REPUBLIC 3.8%
  (b) Central European Media Enterprises Ltd., A .......                        Media                           9,900       215,028
                                                                                                                       ------------
      EGYPT 9.2%
      Alexandria Mineral Oils Co. ......................                      Chemicals                         4,402        37,564
      Commercial International Bank Ltd. ...............                  Commercial Banks                     14,800        99,361
      Delta Sugar Co. ..................................                    Food Products                      12,532        41,498
      Egyptian Financial and Industrial Co. ............                      Chemicals                         7,170        32,642
      Egyptian Financial Group-Hermes Holding ..........                   Capital Markets                     10,248        32,002
      Egyptian International Pharmaceutical
         Industries Co. ................................                   Pharmaceuticals                     11,413        56,327
  (c) Orascom Telecom Holding SAE, GDR, Reg S ..........         Wireless Telecommunication Services            2,100        57,036
      Paints & Chemical Industries Co. S.A.E. ..........                      Chemicals                         3,420        16,196
      Telecom Egypt ....................................       Diversified Telecommunication Services          51,110       148,380
                                                                                                                       ------------
                                                                                                                            521,006
                                                                                                                       ------------
      INDONESIA 4.4%
      PT Bank Danamon Indonesia Tbk ....................                  Commercial Banks                    191,000        54,321
      PT Gudang Garam Tbk ..............................                       Tobacco                         81,500        31,777
  (b) PT Panin Life Tbk ................................                      Insurance                     4,229,000        32,202
  (b) PT Perusahaan Perkebunan London Sumatra Indonesia
         Tbk ...........................................                    Food Products                     105,000        28,177
      PT Semen Gresik (Persero) Tbk ....................               Construction Materials                  99,000        37,920
      PT Telekomunikasi Indonesia, B ...................       Diversified Telecommunication Services         104,000        65,835
                                                                                                                       ------------
                                                                                                                            250,232
                                                                                                                       ------------
      JORDAN 2.3%
      Arab Bank PLC ....................................                  Commercial Banks                      1,845        39,478
      Arab Potash Co. Ltd. .............................                      Chemicals                         1,814        89,996
                                                                                                                       ------------
                                                                                                                            129,474
                                                                                                                       ------------
      KENYA 7.7%
      British American Tobacco Kenya Ltd. Corp. ........                       Tobacco                         77,000       128,990
      East African Breweries Ltd. ......................                      Beverages                       107,000       197,033
      Equity Bank Ltd. .................................                  Commercial Banks                      6,800        15,304
  (b) Safaricom Ltd. ...................................         Wireless Telecommunication Services        2,097,900        96,579
                                                                                                                       ------------
                                                                                                                            437,906
                                                                                                                       ------------
      KUWAIT 1.9%
      National Bank of Kuwait ..........................                  Commercial Banks                      5,000        21,358
      National Mobile Telecommunications Co. ...........         Wireless Telecommunication Services           12,500        85,071
                                                                                                                       ------------
                                                                                                                            106,429
                                                                                                                       ------------
      LATVIA 0.5%
  (b) Grindeks .........................................                   Pharmaceuticals                      4,390        28,015
                                                                                                                       ------------


                    10 | Quarterly Statements of Investments

Templeton Global Investment Trust

TEMPLETON FRONTIER MARKETS FUND                                              INDUSTRY                        SHARES        VALUE
--------------------------------------------------------  ----------------------------------------------  -----------  ------------
      COMMON STOCKS (CONTINUED)
      MAURITIUS 0.8%
      Mauritius Commercial Bank ........................                  Commercial Banks                      7,317  $     27,424
      New Mauritius Hotels Ltd. ........................           Hotels, Restaurants & Leisure                7,600        19,150
                                                                                                                       ------------
                                                                                                                             46,574
                                                                                                                       ------------
      NETHERLANDS 0.4%
  (b) Vimetco NV, GDR ..................................                  Metals & Mining                      98,250        23,089
                                                                                                                       ------------
      NIGERIA 0.4%
      Dangote Sugar Refinery PLC .......................                   Food Products                      212,030        23,815
                                                                                                                       ------------
      OMAN 0.4%
      Bank Muscat SAOG .................................                  Commercial Banks                      9,653        20,434
                                                                                                                       ------------
      PANAMA 2.6%
      Banco Latinoamericano de Exportaciones SA, E .....                  Commercial Banks                     10,280       147,621
                                                                                                                       ------------
      PERU 2.1%
      Credicorp Ltd. ...................................                  Commercial Banks                      2,400       119,904
                                                                                                                       ------------
      PHILIPPINES 1.5%
      Bank of the Philippine Islands ...................                  Commercial Banks                     29,000        24,268
      Globe Telecom Inc. ...............................        Wireless Telecommunication Services             3,330        54,387
      Pepsi-Cola Products Philippines Inc. .............                     Beverages                        400,000         7,281
                                                                                                                       ------------
                                                                                                                             85,936
                                                                                                                       ------------
      QATAR 1.9%
      Commercial Bank of Qatar .........................                  Commercial Banks                      1,063        25,802
      Qatar National Bank ..............................                  Commercial Banks                      1,070        49,974
      Qatar Telecom QSC (Q-TEL) ........................       Diversified Telecommunication Services           1,083        32,710
                                                                                                                       ------------
                                                                                                                            108,486
                                                                                                                       ------------
      ROMANIA 0.8%
      BRD-Groupe Societe Generale ......................                  Commercial Banks                      3,750        10,765
      SNP Petrom SA ....................................            Oil, Gas & Consumable Fuels               514,800        32,421
                                                                                                                       ------------
                                                                                                                             43,186
                                                                                                                       ------------
      SOUTH AFRICA 4.4%
      Illovo Sugar Ltd. ................................                   Food Products                       17,015        40,745
      MTN Group Ltd. ...................................        Wireless Telecommunication Services            18,000       207,766
                                                                                                                       ------------
                                                                                                                            248,511
                                                                                                                       ------------
      TUNISIA 0.7%
  (b) Poulina Group Holding ............................           Diversified Financial Services               8,693        40,314
                                                                                                                       ------------
      UNITED ARAB EMIRATES 0.5%
      Emaar Properties PJSC ............................        Real Estate Management & Development           15,438         9,499
      Union National Bank ..............................                  Commercial Banks                     29,311        17,715
                                                                                                                       ------------
                                                                                                                             27,214
                                                                                                                       ------------
      UNITED KINGDOM 1.4%
      PZ Cussons PLC ...................................                 Household Products                    33,151        78,559
                                                                                                                       ------------
      VIRGIN ISLANDS (BRITISH) 0.9%
  (b) Gem Diamonds Ltd. ................................                  Metals & Mining                      13,070        48,821
                                                                                                                       ------------


                    Quarterly Statements of Investments | 11

Templeton Global Investment Trust

TEMPLETON FRONTIER MARKETS FUND                                              INDUSTRY                        SHARES        VALUE
--------------------------------------------------------  ----------------------------------------------  -----------  ------------
      COMMON STOCKS (CONTINUED)
      ZAMBIA 1.6%
  (b) Celtel Zambia Ltd. ...............................        Wireless Telecommunication Services           321,900  $     20,140
      Zambeef Products PLC .............................                     Food Products                     97,250        70,985
                                                                                                                       ------------
                                                                                                                             91,125
                                                                                                                       ------------
      TOTAL COMMON STOCKS (COST $3,012,282) ............                                                                  2,964,037
                                                                                                                       ------------
      SHORT TERM INVESTMENTS
         (COST $2,901,386) 51.1%
      MONEY MARKET FUNDS 51.1%
      UNITED STATES 51.1%
  (d) Franklin Institutional Fiduciary Trust Money
         Market Portfolio, 0.55% .......................                                                    2,901,386     2,901,386
                                                                                                                       ------------
      TOTAL INVESTMENTS (COST $5,913,668) 103.4% .......                                                                  5,865,423
      OTHER ASSETS, LESS LIABILITIES (3.4)% ............                                                                   (190,445)
                                                                                                                       ------------
      NET ASSETS 100.0% ................................                                                               $  5,674,978
                                                                                                                       ============

See Abbreviations on page 36.

(a)  A portion or all of the security purchased on a delayed delivery basis.

(b)  Non-income producing for the twelve months ended December 31, 2008.

(c) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2008, the value of this security was $57,036, representing 1.01% of net assets.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    12 | Quarterly Statements of Investments

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

TEMPLETON INCOME FUND                                                        INDUSTRY                        SHARES        VALUE
--------------------------------------------------------  ----------------------------------------------  -----------  ------------
      COMMON STOCKS 33.6%
      AUSTRALIA 0.5%
      Billabong International Ltd. .....................          Textiles, Apparel & Luxury Goods            638,271  $  3,548,886
                                                                                                                       ------------
      AUSTRIA 0.5%
      Telekom Austria AG ...............................       Diversified Telecommunication Services         235,270     3,388,474
                                                                                                                       ------------
      CHINA 0.3%
      Travelsky Technology Ltd., H .....................                    IT Services                     5,259,000     2,307,115
                                                                                                                       ------------
      EGYPT 0.4%
      Egyptian Mobile Services .........................        Wireless Telecommunication Services           119,135     3,134,420
                                                                                                                       ------------
      FRANCE 4.3%
      France Telecom SA ................................       Diversified Telecommunication Services         294,620     8,222,864
      Sanofi-Aventis ...................................                  Pharmaceuticals                     124,730     7,918,212
      Total SA, B ......................................            Oil, Gas & Consumable Fuels               117,450     6,390,203
      Vivendi SA .......................................                       Media                          268,200     8,724,935
                                                                                                                       ------------
                                                                                                                         31,256,214
                                                                                                                       ------------
      GERMANY 1.4%
      Bayerische Motoren Werke AG ......................                    Automobiles                       122,220     3,754,678
      Deutsche Post AG .................................              Air Freight & Logistics                 210,610     3,476,525
      Siemens AG .......................................              Industrial Conglomerates                 38,270     2,824,948
                                                                                                                       ------------
                                                                                                                         10,056,151
                                                                                                                       ------------
      HONG KONG 2.0%
  (a) Champion REIT, 144A ..............................       Real Estate Investment Trusts (REITs)       10,328,000     2,771,830
      Hopewell Holdings Ltd. ...........................        Real Estate Management & Development        2,182,000     7,179,299
      RREEF China Commercial Trust .....................       Real Estate Investment Trusts (REITs)          503,000       171,340
      Yue Yuen Industrial Holdings Ltd. ................          Textiles, Apparel & Luxury Goods          2,072,000     4,095,771
                                                                                                                       ------------
                                                                                                                         14,218,240
                                                                                                                       ------------
      ITALY 1.8%
      Eni SpA ..........................................            Oil, Gas & Consumable Fuels               249,186     5,832,832
      Intesa Sanpaolo SpA ..............................                  Commercial Banks                    819,279     2,906,954
      UniCredit SpA ....................................                  Commercial Banks                  1,885,281     4,600,149
                                                                                                                       ------------
                                                                                                                         13,339,935
                                                                                                                       ------------
      JAPAN 1.9%
      Nintendo Co. Ltd. ................................                      Software                          6,300     2,405,565
      Takeda Pharmaceutical Co. Ltd. ...................                  Pharmaceuticals                     153,300     7,983,739
      Toyota Motor Corp. ...............................                    Automobiles                        99,200     3,276,675
                                                                                                                       ------------
                                                                                                                         13,665,979
                                                                                                                       ------------
      NETHERLANDS 0.5%
      ING Groep NV .....................................           Diversified Financial Services             357,710     3,666,363
                                                                                                                       ------------
      RUSSIA 0.2%
      Mobile TeleSystems, ADR ..........................        Wireless Telecommunication Services            50,890     1,357,745
                                                                                                                       ------------
      SINGAPORE 1.2%
      Singapore Telecommunications Ltd. ................       Diversified Telecommunication Services       5,071,999     9,028,689
                                                                                                                       ------------
      SOUTH AFRICA 0.9%
      Massmart Holdings Ltd. ...........................              Food & Staples Retailing                708,302     6,371,704
                                                                                                                       ------------


                    Quarterly Statements of Investments | 13

Templeton Global Investment Trust

TEMPLETON INCOME FUND                                                        INDUSTRY                        SHARES        VALUE
--------------------------------------------------------  ----------------------------------------------  -----------  ------------
      COMMON STOCKS (CONTINUED)
      SOUTH KOREA 0.4%
(b)   KB Financial Group Inc. ..........................                 Commercial Banks                     103,375  $  2,758,304
                                                                                                                       ------------
      SPAIN 0.8%
      Telefonica SA ....................................      Diversified Telecommunication Services          256,118     5,676,357
                                                                                                                       ------------
      TAIWAN 1.9%
      Chunghwa Telecom Co. Ltd., ADR ...................      Diversified Telecommunication Services          453,770     7,078,812
      Compal Electronics Inc. ..........................             Computers & Peripherals               10,951,147     5,763,762
      Taiwan Semiconductor Manufacturing Co. Ltd. ......     Semiconductors & Semiconductor Equipment         845,000     1,144,714
                                                                                                                       ------------
                                                                                                                         13,987,288
                                                                                                                       ------------
      THAILAND 0.7%
      Advanced Info Service Public Co. Ltd., fgn. ......       Wireless Telecommunication Services          1,394,600     3,147,221
      Bank of Ayudhya Public Co. Ltd., NVDR ............                 Commercial Banks                   6,642,000     1,775,783
                                                                                                                       ------------
                                                                                                                          4,923,004
                                                                                                                       ------------
      UNITED KINGDOM 7.2%
      Aviva PLC ........................................                    Insurance                         504,410     2,873,193
      BP PLC ...........................................           Oil, Gas & Consumable Fuels                750,055     5,762,292
      British Sky Broadcasting Group PLC ...............                      Media                           526,610     3,691,873
      GlaxoSmithKline PLC ..............................                 Pharmaceuticals                      412,086     7,731,048
      HSBC Holdings PLC ................................                 Commercial Banks                     678,854     6,455,516
      Kingfisher PLC ...................................                 Specialty Retail                   3,054,875     6,023,427
      Royal Dutch Shell PLC, B .........................           Oil, Gas & Consumable Fuels                188,066     4,738,226
      Tesco PLC ........................................             Food & Staples Retailing                 759,641     3,994,177
      Vodafone Group PLC ...............................       Wireless Telecommunication Services          5,109,243    10,372,604
                                                                                                                       ------------
                                                                                                                         51,642,356
                                                                                                                       ------------
      UNITED STATES 6.7%
      Bank of America Corp. ............................          Diversified Financial Services              176,440     2,484,275
      Bristol-Myers Squibb Co. .........................                 Pharmaceuticals                      165,320     3,843,690
      General Electric Co. .............................             Industrial Conglomerates                 441,860     7,158,132
      JPMorgan Chase & Co. .............................          Diversified Financial Services              173,536     5,471,590
      Merck & Co. Inc. .................................                 Pharmaceuticals                      286,806     8,718,903
      Microsoft Corp. ..................................                     Software                         401,010     7,795,634
      Pfizer Inc. ......................................                 Pharmaceuticals                      193,982     3,435,421
      United Parcel Service Inc., B ....................             Air Freight & Logistics                  173,710     9,581,844
                                                                                                                       ------------
                                                                                                                         48,489,489
                                                                                                                       ------------
      TOTAL COMMON STOCKS
         (COST $369,795,042) ...........................                                                                242,816,713
                                                                                                                       ------------
      EQUITY LINKED SECURITIES 2.4%
      UNITED STATES 2.4%
(a)   The Goldman Sachs Group Inc. into Accenture Ltd.,
         9.50%, cvt. pfd., 144A ........................                   IT Services                        280,720     9,189,514
(a)   The Goldman Sachs Group Inc. into Comcast Corp.,
         6.275%, cvt. pfd., 144A .......................                      Media                           247,520     3,912,288
(a)   The Goldman Sachs Group Inc. into News Corp.,
         4.80%, cvt. pfd., 144A ........................                      Media                           446,200     3,934,386
                                                                                                                       ------------
      TOTAL EQUITY LINKED SECURITIES
         (COST $22,885,031) ............................                                                                 17,036,188
                                                                                                                       ------------


                    14 | Quarterly Statements of Investments

Templeton Global Investment Trust

TEMPLETON INCOME FUND                                                        INDUSTRY                        SHARES        VALUE
--------------------------------------------------------  ----------------------------------------------  -----------  ------------
      PREFERRED STOCKS (COST $4,964,676) 0.4%
      BRAZIL 0.4%
      Companhia Vale do Rio Doce, ADR, pfd., A .........                  Metals & Mining                     302,420  $  3,220,773
                                                                                                                       ------------

                                                                                                        PRINCIPAL
                                                                                                        AMOUNT(c)
                                                                                                   ------------------
(d)   SENIOR FLOATING RATE INTERESTS 5.1%
      MACAO 0.2%
      VML U.S. Finance LLC (Venetian Macau),
         Delayed Draw, 2.72%, 5/25/12 ...........           Hotels, Restaurants & Leisure                 256,292           124,462
         New Project Term Loans, 2.72%,
            5/25/13 .............................           Hotels, Restaurants & Leisure               2,170,000         1,053,806
         Term Loan B, 2.72%, 5/25/13 ............           Hotels, Restaurants & Leisure                 443,708           215,476
                                                                                                                       ------------
                                                                                                                          1,393,744
                                                                                                                       ------------
      NETHERLANDS 0.1%
      UPC Financing Partnership, Term Loan N,
         3.181%, 12/31/14 .......................                       Media                           1,000,000           675,000
                                                                                                                       ------------
      UNITED STATES 4.8%
      Affinion Group Inc., Term Loan B,
         3.959% - 4.673%, 10/17/12 ..............           Diversified Consumer Services                 933,064           650,812
      Alltel Communications Inc., Term Loan B-3,
         3.939%, 5/18/15 ........................        Wireless Telecommunication Services              391,934           386,484
      Amsted Industries Inc.,
         Delayed Draw, 3.46% - 4.506%, 4/05/13 ..                     Machinery                           586,786           360,873
         Term Loan B, 3.46% - 6.82%, 4/05/13 ....                     Machinery                         1,346,011           827,797
      ARAMARK Corp.,
         Synthetic L/C, 2.427%, 1/26/14 .........          Commercial Services & Supplies                  71,594            59,312
         Term Loan B, 3.334%, 1/26/14 ...........          Commercial Services & Supplies               1,126,944           933,603
      Baldor Electric Co., Term Loan B,
         2.25% - 5.25%, 1/31/14 .................               Electrical Equipment                      284,371           241,952
      Carestream Health Inc., Term Loan, 5.42%,
         4/30/13 ................................         Health Care Equipment & Supplies                668,073           403,349
      Celanese U.S. Holdings LLC, Dollar Term
         Loan, 5.553%, 4/02/14 ..................                     Chemicals                           989,924           680,705
      Community Health Systems Inc.,
         Delayed Draw Term Loan, 3.404%,
            7/25/14 .............................         Health Care Providers & Services                 23,202            18,179
         Term Loan, 4.439% - 4.446%, 7/25/14 ....         Health Care Providers & Services              1,360,536         1,065,980
      CSC Holdings Inc. (Cablevision),
         Incremental Term Loan, 2.945%,
         3/29/13 ................................                       Media                           1,484,733         1,273,778
      DaVita Inc., Term Loan B-1, 1.97% - 6.32%,
         10/05/12 ...............................         Health Care Providers & Services                706,000           620,524
(e)   Dayco Products LLC (Mark IV), Replacement
         Term Loan, 6.75%, 6/23/11 ..............                  Auto Components                      1,264,515           432,043
      Dealer Computer Services Inc. (Reynolds &
         Reynolds), First Lien Term Loan, 2.461%,
         10/26/12 ...............................                     Software                            138,217            66,690
      Dean Foods Co., Term Loan B, 2.96%,
         4/02/14 ................................                   Food Products                         444,818           376,030
      Dex Media West LLC, Term Loan B,
         7.00% - 7.42%, 10/24/14 ................                       Media                           1,333,288           583,313


                    Quarterly Statements of Investments | 15

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
TEMPLETON INCOME FUND                                                 INDUSTRY                          AMOUNT(c)          VALUE
-------------------------------------------------  ----------------------------------------------  ------------------  ------------
      SENIOR FLOATING RATE INTERESTS (CONTINUED)
      UNITED STATES (CONTINUED)
      DIRECTV Holdings LLC, Term Loan B, 1.961%,
         4/13/13 ................................                       Media                             410,637      $    360,591
      DJO Finance LLC, Term Loan B,
         3.461% - 4.459%, 5/20/14 ...............         Health Care Equipment & Supplies                565,408           401,440
      Education Management LLC, Term Loan C,
         3.25%, 6/01/13 .........................           Diversified Consumer Services               1,499,138           953,451
(f)   EnviroSolutions Inc., Initial Term Loan,
         PIK, 10.50%, 7/07/12 ...................          Commercial Services & Supplies               2,603,136         1,692,038
      Fairchild Semiconductor Corp., Initial Term
         Loan, 2.959%, 6/26/13 ..................     Semiconductors & Semiconductor Equipment            639,565           423,712
      Fresenius Medical Care Holdings Inc., Term
         Loan B, 2.841% - 6.125%, 3/31/13 .......         Health Care Providers & Services                994,885           865,550
      Georgia-Pacific LLC, Term Loan B,
         2.581% - 4.189%, 12/20/12 ..............              Paper & Forest Products                  1,325,031         1,091,463
      Hawaiian Telecom Communications Inc.,
         Term Loan C, 4.50%, 6/01/14 ............      Diversified Telecommunication Services           2,298,641           894,829
      HCA Inc., Term Loan B-1, 3.709%,
         11/18/13 ...............................         Health Care Providers & Services              3,949,622         3,122,670
      Huntsman International LLC, Term Loan B,
         2.221%, 4/21/14 ........................                     Chemicals                           657,143           409,071
      Idearc Inc., Term Loan B, 2.47% - 3.46%,
         11/17/14 ...............................                       Media                           3,971,709         1,253,924
      Jarden Corp.,
         Term Loan B-3, 3.959%, 1/24/12 .........                Household Durables                       493,735           385,607
(e)      Term Loan B1, 4.00%, 1/24/12 ...........                Household Durables                       486,900           366,149
(e)      Term Loan B2, 4.00%, 1/24/12 ...........                Household Durables                        59,049            44,405
      Jostens IH Corp. (Visant Holding Corp.),
         Term Loan C, 5.171%, 12/21/11 ..........                Household Durables                     1,139,343           957,048
(e)   Kuilima Resort Co. (Turtle Bay), First Lien
         Term Loan, PIK, 10.75%, 9/30/10 ........           Hotels, Restaurants & Leisure               5,793,386         1,709,049
(e)   LifePoint Hospitals Inc., Term Loan B,
         3.875%, 4/15/12 ........................         Health Care Providers & Services                137,333           115,617
      Lyondell Chemical Co., Tranche B-1, 7.00%,
         12/20/14 ...............................                     Chemicals                         1,097,229           495,037
      Metro-Goldwyn-Mayer Inc., Term Loan B,
         3.711% - 4.709%, 4/08/12 ...............                       Media                           3,086,184         1,319,344
      Nielsen Finance LLC (VNU Inc.), Dollar Term
         Loan, 3.825% - 4.388%, 8/09/13 .........          Commercial Services & Supplies               1,974,762         1,344,073
      NRG Energy Inc.,
         Credit Link, 1.359%, 2/01/13 ...........   Independent Power Producers & Energy Traders          440,822           384,507
         Term Loan, 1.961% - 2.959%, 2/01/13 ....   Independent Power Producers & Energy Traders          894,619           780,331
      Nuveen Investments Inc., Term Loan B,
         3.461% - 4.466%, 11/13/14 ..............                  Capital Markets                      1,467,882           581,648
(e)   Oshkosh Truck Corp., Term Loan B,
         1.97% - 3.70%, 12/06/13 ................                     Machinery                         1,226,260           722,472
      OSI Restaurant Partners LLC (Outback),
         Term Loan B, 2.813%, 6/14/14 ...........           Hotels, Restaurants & Leisure                  69,497            64,560
      Penn National Gaming Inc., Term Loan B,
         2.21% - 5.89%, 10/03/12 ................           Hotels, Restaurants & Leisure                 493,622           401,205


                    16 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
TEMPLETON INCOME FUND                                                 INDUSTRY                          AMOUNT(c)          VALUE
-------------------------------------------------  ----------------------------------------------  ------------------  ------------
      SENIOR FLOATING RATE INTERESTS (CONTINUED)
      UNITED STATES (CONTINUED)
(e)   RBS Global Inc. (Rexnord Corp.), Term Loan,
         4.39% - 7.003%, 7/22/13 ................                    Machinery                            690,000      $    500,250
      Regal Cinemas Corp., Term Loan, 3.209%,
         10/27/13 ...............................                      Media                              493,687           363,134
      Rockwood Specialties Group Inc., Term Loan
         E, 3.546%, 7/30/12 .....................                    Chemicals                          1,687,666         1,370,024
      TransDigm Inc., Term Loan B, 3.498%,
         6/23/13 ................................               Aerospace & Defense                       300,000           241,950
(g)   Tribune Co., Incremental Term Loan, 5.25%,
         5/14/14 ................................                      Media                            3,695,154           717,477
      TRW Automotive Inc., Tranche B-1 Term Loan,
         4.625% - 5.813%, 2/09/14 ...............                 Auto Components                         806,533           541,183
      Univision Communications Inc., Initial Term
         Loan, 2.711%, 9/29/14 ..................                      Media                            1,750,000           719,444
                                                                                                                       ------------
                                                                                                                         34,574,677
                                                                                                                       ------------
      TOTAL SENIOR FLOATING RATE INTERESTS
         (COST $53,123,619) .....................                                                                        36,643,421
                                                                                                                       ------------
      CORPORATE BONDS & NOTES 15.2%
      BERMUDA 0.1%
(a)   Intelsat Subsidiary Holding Co. Ltd.,
         senior note, 144A, 8.50%, 1/15/13 ......      Diversified Telecommunication Services           1,100,000         1,023,000
                                                                                                                       ------------
      CANADA 0.5%
      Canadian Natural Resources Ltd., 5.90%,
         2/01/18 ................................           Oil, Gas & Consumable Fuels                 1,000,000           865,432
      CanWest Media Inc., senior sub. note,
         8.00%, 9/15/12 .........................                      Media                              400,000           178,000
(a)   CanWest Mediaworks LP, senior sub. note,
         144A, 9.25%, 8/01/15 ...................                      Media                              600,000           231,000
      Celestica Inc., senior sub. note,
         7.875%, 7/01/11 ........................  Electronic Equipment, Instruments & Components         500,000           457,500
         7.625%, 7/01/13 ........................  Electronic Equipment, Instruments & Components         200,000           165,000
(a)   Nortel Networks Ltd., senior note, 144A,
         10.75%, 7/15/16 ........................             Communications Equipment                  1,000,000           219,535
      Novelis Inc., senior note, 7.25%,
         2/15/15 ................................                 Metals & Mining                       1,000,000           585,000
      Quebecor Media Inc., senior note, 7.75%,
         3/15/16 ................................                      Media                            1,100,000           748,000
                                                                                                                       ------------
                                                                                                                          3,449,467
                                                                                                                       ------------
      GERMANY 0.2%
(a)   E.ON International Finance BV, 144A, 5.80%,
         4/30/18 ................................                Electric Utilities                     1,000,000           936,613
      FMC Finance III SA, senior note, 6.875%,
         7/15/17 ................................         Health Care Providers & Services                350,000           329,000
                                                                                                                       ------------
                                                                                                                          1,265,613
                                                                                                                       ------------
      INDIA 0.1%
(a)   ICICI Bank Ltd., 144A, 6.625%, 10/03/12 ...                  Commercial Banks                     1,500,000         1,187,250
                                                                                                                       ------------


                    Quarterly Statements of Investments | 17

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
TEMPLETON INCOME FUND                                                  INDUSTRY                         AMOUNT(c)          VALUE
-------------------------------------------------  ----------------------------------------------  ------------------  -------------
       CORPORATE BONDS & NOTES (CONTINUED)
       ITALY 0.2%
       Telecom Italia Capital, senior note,
          4.95%, 9/30/14 ........................      Diversified Telecommunication Services           2,000,000      $   1,519,160
                                                                                                                       -------------
       JAMAICA 0.1%
(a)    Digicel Group Ltd., senior note, 144A,
          8.875%, 1/15/15 .......................        Wireless Telecommunication Services            1,000,000            655,000
                                                                                                                       -------------
       KAZAKHSTAN 0.8%
       HSBK (Europe) BV,
(a)       144A, 7.25%, 5/03/17 ..................                Commercial Banks                         800,000            436,000
(h)       Reg S, 7.25%, 5/03/17 .................                Commercial Banks                       4,300,000          2,408,000
(a)    Kazmunaigaz Finance SUB BV, 144A, 9.125%,
          7/02/18 ...............................          Oil, Gas & Consumable Fuels                  4,100,000          2,685,500
                                                                                                                       -------------
                                                                                                                           5,529,500
                                                                                                                       -------------
       LUXEMBOURG 0.1%
       Millicom International Cellular SA,
          senior note, 10.00%, 12/01/13 .........        Wireless Telecommunication Services              800,000            724,000
                                                                                                                       -------------
       NETHERLANDS 0.1%
(a)    Intergen NV, senior secured note, 144A,
          9.00%, 6/30/17 ........................                  Gas Utilities                          500,000            412,500
                                                                                                                       -------------
       RUSSIA 0.9%
(h)    Alfa MTN Markets Ltd. for ABH Financial
          Ltd., Reg S, 8.20%, 6/25/12 ...........                Commercial Banks                         495,000            299,475
(a)    Gazprom, secured note, 144A, 7.51%,
          7/31/13 ...............................           Oil, Gas & Consumable Fuels                 6,600,000          5,391,540
(a)    LUKOIL International Finance BV, 144A,
          6.656%, 6/07/22 .......................           Oil, Gas & Consumable Fuels                 2,000,000          1,165,000
                                                                                                                       -------------
                                                                                                                           6,856,015
                                                                                                                       -------------
       SOUTH AFRICA 0.1%
(a, d) Edcon Holdings, 144A, FRN, 8.829%,
          6/15/15 ...............................                Specialty Retail                         500,000 EUR        157,309
(d, h) Edcon Proprietary Ltd., senior secured
          note, Reg S, FRN, 6.579%, 6/15/14 .....                Specialty Retail                         800,000 EUR        475,422
                                                                                                                       -------------
                                                                                                                             632,731
                                                                                                                       -------------
       SOUTH KOREA 0.1%
       Kumho Industrial Co. Ltd., 5.75%,
          8/04/09 ...............................           Construction & Engineering                780,000,000 KRW        612,341
          10/23/09 ..............................           Construction & Engineering                370,000,000 KRW        288,033
                                                                                                                       -------------
                                                                                                                             900,374
                                                                                                                       -------------
       SWEDEN 0.1%
       Svensk Exportkredit AB, senior note,
          7.625%, 6/30/14 .......................                 Commercial Banks                      1,115,000 NZD        701,634
                                                                                                                       -------------
       SWITZERLAND 0.1%
(a)    Petroplus Finance Ltd., senior note, 144A,
          6.75%, 5/01/14 ........................           Oil, Gas & Consumable Fuels                 1,000,000            640,000
                                                                                                                       -------------


                    18 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
TEMPLETON INCOME FUND                                                INDUSTRY                           AMOUNT(c)          VALUE
-------------------------------------------------  ----------------------------------------------  ------------------  -------------
       CORPORATE BONDS & NOTES (CONTINUED)
       UNITED KINGDOM 0.4%
(a)    British Sky Broadcasting Group PLC, senior
          note, 144A, 6.10%, 2/15/18 ............                       Media                           2,000,000      $   1,644,904
(a)    Ceva Group PLC, senior note, 144A, 10.00%,
          9/01/14 ...............................             Air Freight & Logistics                     500,000            373,125
(a)    Ineos Group Holdings PLC, senior secured
          note, 144A, 8.50%, 2/15/16 ............                      Chemicals                        1,000,000             95,000
       Inmarsat Finance PLC, senior note,
          10.375%, 11/15/12 .....................      Diversified Telecommunication Services           1,000,000            891,250
                                                                                                                       -------------
                                                                                                                           3,004,279
                                                                                                                       -------------
       UNITED STATES 11.3%
       The AES Corp., senior note, 8.00%,
          10/15/17 ..............................   Independent Power Producers & Energy Traders        1,000,000            825,000
(a)    Allison Transmission Inc., senior note,
          144A, 11.00%, 11/01/15 ................                     Machinery                         1,000,000            495,000
       ARAMARK Corp., senior note, 8.50%,
          2/01/15 ...............................          Commercial Services & Supplies               1,100,000          1,001,000
(i)    Bank of America Corp., pfd., sub. bond, M,
          8.125%, Perpetual                                Diversified Financial Services               3,000,000          2,247,750
(a)    Cargill Inc., 144A, 6.00%, 11/27/17 ......                 Food Products                         1,000,000            898,136
       CCH II LLC, senior note, 10.25%,
          9/15/10 ...............................                      Media                            1,000,000            465,000
       CenterPoint Energy Inc., senior note,
          6.125%, 11/01/17 ......................                  Multi-Utilities                      2,000,000          1,684,340
       Chesapeake Energy Corp., senior note,
          7.625%, 7/15/13 .......................            Oil, Gas & Consumable Fuels                   50,000             43,250
          6.25%, 1/15/18 ........................            Oil, Gas & Consumable Fuels                1,550,000          1,154,750
       Citigroup Capital XXI, pfd., junior sub.
          bond, 8.30%, 12/21/77 .................                  Commercial Banks                     3,000,000          2,324,765
       Comcast Corp., senior note, 6.30%,
          11/15/17 ..............................                       Media                           1,000,000            975,119
       Copano Energy LLC, senior note, 8.125%,
          3/01/16 ...............................            Oil, Gas & Consumable Fuels                1,000,000            730,000
       Crown Americas Inc., senior note, 7.75%,
          11/15/15 ..............................              Containers & Packaging                   1,000,000          1,000,000
       CSC Holdings Inc., senior deb., 7.625%,
          7/15/18 ...............................                       Media                             600,000            471,000
       Dean Foods Inc., senior note, 7.00%,
          6/01/16 ...............................                   Food Products                         700,000            598,500
       Dex Media Inc.,
          B, 8.00%, 11/15/13 ....................                       Media                             300,000             57,000
          senior disc. note, 9.00%, 11/15/13 ....                       Media                             200,000             38,000
       Dex Media West Finance, senior sub. note,
          9.875%, 8/15/13 .......................                       Media                             150,000             36,000
       Dollar General Corp., senior note,
          10.625%, 7/15/15 ......................                  Multiline Retail                     1,000,000            960,000
       DRS Technologies Inc., senior sub. note,
          6.875%, 11/01/13 ......................                Aerospace & Defense                      600,000            597,607
          7.625%, 2/01/18 .......................                Aerospace & Defense                      200,000            201,000


                    Quarterly Statements of Investments | 19

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
TEMPLETON INCOME FUND                                                INDUSTRY                           AMOUNT(c)          VALUE
-------------------------------------------------  ----------------------------------------------  ------------------  -------------
       CORPORATE BONDS & NOTES (CONTINUED)
       UNITED STATES (CONTINUED)
       Dynegy Holdings Inc., senior note,
          7.50%, 6/01/15 ........................   Independent Power Producers & Energy Traders          500,000      $     352,500
          8.375%, 5/01/16 .......................   Independent Power Producers & Energy Traders          500,000            357,500
       EchoStar DBS Corp., senior note, 7.125%,
          2/01/16 ...............................                      Media                            1,100,000            924,000
       Edison Mission Energy, senior note, 7.00%,
          5/15/17 ...............................                Electric Utilities                     1,000,000            875,000
       Embarq Corp., senior note, 7.082%,
          6/01/16 ...............................      Diversified Telecommunication Services           2,000,000          1,542,054
(a)    Fontainebleau Las Vegas, 144A, 10.25%,
          6/15/15 ...............................          Hotels, Restaurants & Leisure                1,000,000            102,500
       Ford Motor Credit Co. LLC, senior note,
          5.80%, 1/12/09 ........................                   Automobiles                           250,000            249,293
          9.875%, 8/10/11 .......................                   Automobiles                           850,000            627,386
       Forest City Enterprises Inc., senior note,
          7.625%, 6/01/15 .......................       Real Estate Management & Development              150,000             53,250
       Freeport-McMoRan Copper & Gold Inc.,
          senior note, 8.375%, 4/01/17 ..........                   Metals & Mining                       200,000            164,227
       Fresenius Medical Care Capital Trust IV,
          7.875%, 6/15/11 .......................         Health Care Providers & Services                250,000            238,750
       General Electric Capital Corp., senior
          note, A, 8.50%, 4/06/18 ...............           Diversified Financial Services            109,000,000 MXN      6,528,635
       GMAC LLC,
          7.25%, 3/02/11 ........................                 Consumer Finance                      1,750,000          1,487,910
          6.875%, 8/28/12 .......................                 Consumer Finance                        250,000            189,710
       The Goldman Sachs Group Inc., sub. note,
          6.75%, 10/01/37 .......................                 Capital Markets                       3,000,000          2,442,363
       HCA Inc.,
          senior note, 6.50%, 2/15/16 ...........        Health Care Providers & Services               1,100,000            682,000
          senior secured note, 9.125%,
             11/15/14 ...........................        Health Care Providers & Services                 500,000            465,000
       Huntsman International LLC, senior sub.
          note, 7.875%, 11/15/14 ................                    Chemicals                            250,000            135,000
       Idearc Inc., senior note, 8.00%,
          11/15/16 ..............................                      Media                            1,000,000             80,000
       Iron Mountain Inc., senior sub. note,
          8.75%, 7/15/18 ........................          Commercial Services & Supplies                 100,000             86,750
       Jarden Corp., senior sub. note, 7.50%,
          5/01/17 ...............................                Household Durables                     1,000,000            687,500
       Jostens IH Corp., senior sub. note,
          7.625%, 10/01/12 ......................                Household Durables                     1,000,000            825,000
       JPMorgan Chase Capital XXII, sub. bond,
          6.45%, 2/02/37 ........................                 Capital Markets                       2,000,000          1,643,688
       KB Home, senior note, 6.25%, 6/15/15 .....                Household Durables                     1,100,000            676,500
       The Kroger Co., 6.15%, 1/15/20 ...........          Food & Staples Retailing                     1,000,000            988,574
       Lamar Media Corp., senior sub. note,
          7.25%, 1/01/13 ........................                      Media                              100,000             80,250
          6.625%, 8/15/15 .......................                      Media                              550,000            400,125
          B, 6.625%, 8/15/15 ....................                      Media                              450,000            327,375
(g)    Lehman Brothers Holdings Inc., senior
          note, 6.20%, 9/26/14 ..................                 Capital Markets                       1,000,000            100,000


                    20 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
TEMPLETON INCOME FUND                                                INDUSTRY                           AMOUNT(c)          VALUE
-------------------------------------------------  ----------------------------------------------  ------------------  -------------
       CORPORATE BONDS & NOTES (CONTINUED)
       UNITED STATES (CONTINUED)
       Liberty Media Corp., senior note, 5.70%,
          5/15/13 ...............................                       Media                           1,100,000      $     726,635
(a)    MacDermid Inc., senior sub. note, 144A,
          9.50%, 4/15/17 ........................                     Chemicals                         1,100,000            577,500
       Mariner Energy Inc., senior note, 7.50%,
          4/15/13 ...............................            Oil, Gas & Consumable Fuels                1,000,000            645,000
       MarkWest Energy Partners LP, senior note,
          6.875%, 11/01/14 ......................            Oil, Gas & Consumable Fuels                1,000,000            635,000
          8.75%, 4/15/18 ........................            Oil, Gas & Consumable Fuels                  100,000             62,500
       Merrill Lynch & Co. Inc., senior note,
          6.40%, 8/28/17 ........................                 Capital Markets                       3,000,000          3,010,542
(d)    MetLife Inc., junior sub. note, FRN,
          6.40%, 12/15/66 .......................                     Insurance                         3,000,000          1,820,600
       MetroPCS Wireless Inc., senior note,
          9.25%, 11/01/14 .......................       Wireless Telecommunication Services             1,100,000            990,000
       MGM MIRAGE, senior note, 6.625%,
          7/15/15 ...............................           Hotels, Restaurants & Leisure                 600,000            369,000
          7.50%, 6/01/16 ........................           Hotels, Restaurants & Leisure                 400,000            255,500
       Michaels Stores Inc., senior note, 10.00%,
          11/01/14 ..............................                Specialty Retail                       1,600,000            736,000
       Morgan Stanley, senior note, 6.00%,
          4/28/15 ...............................                 Capital Markets                       2,000,000          1,760,849
          6.625%, 4/01/18 .......................                 Capital Markets                       1,000,000            878,739
       Nalco Co., senior sub. note, 8.875%,
          11/15/13 ..............................                    Chemicals                          1,000,000            850,000
       NewPage Corp., senior secured note,
          10.00%, 5/01/12 .......................             Paper & Forest Products                   1,100,000            489,500
       NRG Energy Inc., senior note, 7.375%,
          2/01/16 ...............................   Independent Power Producers & Energy Traders        1,600,000          1,492,000
       Pinnacle Entertainment Inc., senior sub.
          note, 8.25%, 3/15/12 ..................           Hotels, Restaurants & Leisure               1,000,000            765,000
          8.75%, 10/01/13 .......................           Hotels, Restaurants & Leisure                 100,000             79,500
       Plains Exploration & Production Co.,
          senior note, 7.625%, 6/01/18 ..........            Oil, Gas & Consumable Fuels                1,100,000            759,000
       PNM Resources Inc., senior note, 9.25%,
          5/15/15 ...............................                Multi-Utilities                          200,000            160,000
       Quest Diagnostics Inc., 6.40%, 7/01/17 ...         Health Care Providers & Services              2,000,000          1,840,728
       Quicksilver Resources Inc., senior note,
          8.25%, 8/01/15 ........................            Oil, Gas & Consumable Fuels                1,100,000            704,000
       R.H. Donnelley Corp.,
          senior disc. note, A-2, 6.875%,
             1/15/13 ............................                      Media                              200,000             28,000
          senior note, A-3, 8.875%, 1/15/16 .....                      Media                            1,300,000            201,500
       Radio One Inc., senior sub. note, 6.375%,
          2/15/13 ...............................                      Media                            1,000,000            342,500
       RBS Global & Rexnord Corp.,
          senior note, 9.50%, 8/01/14 ...........                     Machinery                           700,000            525,000
          senior sub. note, 11.75%, 8/01/16 .....                     Machinery                           300,000            171,750
       Royal Caribbean Cruises Ltd., senior deb ,
          7.25%, 3/15/18 ........................           Hotels, Restaurants & Leisure               1,000,000            515,000


                    Quarterly Statements of Investments | 21

Templeton Global Investment Trust

                                                                                                       PRINCIPAL
TEMPLETON INCOME FUND                                                 INDUSTRY                         AMOUNT(c)          VALUE
-------------------------------------------------  ----------------------------------------------   -----------------  ------------
       CORPORATE BONDS & NOTES (CONTINUED)
       UNITED STATES (CONTINUED)
       RSC Equipment Rental Inc., senior note,
          9.50%, 12/01/14 ........................         Trading Companies & Distributors              1,000,000     $     555,000
   (a) SandRidge Energy Inc., senior note, 144A,
          8.00%, 6/01/18 .........................            Oil, Gas & Consumable Fuels                  500,000           280,000
       Sanmina-SCI Corp.,
(a, d)    senior note, 144A, FRN, 4.746%,
             6/15/14 .............................  Electronic Equipment, Instruments & Components         600,000           327,000
          senior sub. note, 8.125%, 3/01/16.......  Electronic Equipment, Instruments & Components         500,000           197,500
       Smithfield Foods Inc., senior note, 7.75%,
          5/15/13 ................................                   Food Products                         400,000           259,000
          7/01/17 ................................                   Food Products                         200,000           115,000
       Smurfit Kappa Funding PLC, senior sub.
          note, 7.75%, 4/01/15 ...................              Paper & Forest Products                    400,000           220,000
       Station Casinos Inc.,
          senior note, 7.75%, 8/15/16 ............           Hotels, Restaurants & Leisure                 600,000           117,000
          senior sub. note, 6.875%, 3/01/16 ......           Hotels, Restaurants & Leisure                 900,000            56,250
       SunGard Data Systems Inc.,
          senior note, 9.125%, 8/15/13 ...........                    IT Services                          300,000           261,000
          senior sub. note, 10.25%, 8/15/15 ......                    IT Services                        1,300,000           864,500
       Tenet Healthcare Corp., senior note,
          7.375%, 2/01/13 ........................         Health Care Providers & Services              1,000,000           717,500
       Tesoro Corp., senior note, 6.50%, 6/01/17.             Oil, Gas & Consumable Fuels                1,700,000           941,375
   (a) Texas Competitive Electric Holdings Co.
          LLC,
          senior note, 144A, 10.25%, 11/01/15 ....   Independent Power Producers & Energy Traders        1,000,000           715,000
       Time Warner Inc., 5.875%, 11/15/16 ........                       Media                           2,000,000         1,795,700
       TransDigm Inc., senior sub. note, 7.75%,
          7/15/14 ................................                Aerospace & Defense                      200,000           165,000
   (a) TRW Automotive Inc., senior note, 144A,
          7.25%, 3/15/17 .........................                  Auto Components                      1,000,000           515,000
       UBS AG Stamford, senior note, 5.875%,
          12/20/17 ...............................                 Commercial Banks                      2,000,000         1,840,396
   (f) United Surgical Partners International
          Inc.,
          senior sub. note, PIK, 9.25%, 5/01/17...         Health Care Providers & Services              1,000,000           620,000
(a, f) Univision Communications Inc., senior note,
          144A, PIK, 9.75%, 3/15/15 ..............                       Media                           1,600,000           208,000
(d, f) U.S. Oncology Holdings Inc., senior note,
          PIK,
          FRN, 8.334%, 3/15/12 ...................         Health Care Providers & Services              1,068,999           684,159
       Vanguard Health Holding Co. II LLC, senior
          sub. note, 9.00%, 10/01/14 .............         Health Care Providers & Services              1,100,000           924,000
       Verizon Communications Inc., 6.10%,
          4/15/18 ................................      Diversified Telecommunication Services           3,000,000         2,994,411
       Viacom Inc., senior note, 6.875%, 4/30/36..                       Media                           2,000,000         1,584,750
       Weatherford International Ltd., senior
          note, 6.00%, 3/15/18 ...................            Energy Equipment & Services                1,000,000           841,167
   (i) Wells Fargo Capital XIII, pfd., 7.70%,
          Perpetual ..............................                 Commercial Banks                      1,700,000         1,404,220


                    22 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                                     PRINCIPAL
TEMPLETON INCOME FUND                                                INDUSTRY                        AMOUNT(c)            VALUE
---- ---------------------------------------------  -------------------------------------------  -------------------  --------------
       CORPORATE BONDS & NOTES (CONTINUED)
       UNITED STATES (CONTINUED)
       The Williams Cos. Inc., senior note,
          7.625%, 7/15/19 ........................           Oil, Gas & Consumable Fuels               600,000        $      469,524
          8.75%, 3/15/32 .........................           Oil, Gas & Consumable Fuels               400,000               298,605
                                                                                                                       -------------
                                                                                                                          81,478,457
                                                                                                                       -------------
       TOTAL CORPORATE BONDS & NOTES
          (COST $150,953,986) ....................                                                                       109,978,980
                                                                                                                       -------------
       FOREIGN GOVERNMENT AND AGENCY
          SECURITIES 25.6%
       ARGENTINA 0.7%
(d, j) Government of Argentina, senior bond, FRN,
          3.127%, 8/03/12 ........................                                                  19,985,000             5,306,227
                                                                                                                       -------------
       AUSTRALIA 2.0%
       New South Wales Treasury Corp., senior
          note, 5.50%, 3/01/17 ...................                                                   5,040,000   AUD       3,726,385
       Queensland Treasury Corp.,
          13, 6.00%, 8/14/13 .....................                                                   1,072,000   AUD         797,952
   (a)    144A, 7.125%, 9/18/17 ..................                                                  14,180,000   NZD       9,755,672
                                                                                                                       -------------
                                                                                                                          14,280,009
                                                                                                                       -------------
       BRAZIL 4.9%
       Nota Do Tesouro Nacional,
          9.762%, 1/01/12 ........................                                                      24,320(k)BRL       9,885,794
          9.762%, 1/01/14 ........................                                                       5,000(k)BRL       1,939,962
          9.762%, 1/01/17 ........................                                                      31,425(k)BRL      11,706,284
   (l)    Index Linked, 6.00%, 5/15/15 ...........                                                       2,600(k)BRL       1,804,044
   (l)    Index Linked, 6.00%, 5/15/45 ...........                                                      15,735(k)BRL      10,308,829
                                                                                                                       -------------
                                                                                                                          35,644,913
                                                                                                                       -------------
       CANADA 0.1%
       Province of Ontario, 6.25%, 6/16/15 .......                                                     824,000   NZD         500,758
                                                                                                                       -------------
       EL SALVADOR 0.0%(m)
   (a) Government of El Salvador, 144A, 7.65%,
          6/15/35 ................................                                                     100,000                64,000
                                                                                                                       -------------
       FRANCE 2.1%
       Government of France, 4.00%, 4/25/18 ......                                                  10,450,000   EUR      15,350,475
                                                                                                                       -------------
       GERMANY 0.3%
       KfW Bankengruppe, senior note, 6.50%,
          11/15/11 ...............................                                                   3,218,000   NZD       1,990,820
                                                                                                                       -------------
       INDONESIA 3.0%
       Government of Indonesia,
          10.00%, 10/15/11 .......................                                               3,475,000,000   IDR         306,990
          11.00%, 10/15/14 .......................                                                 980,000,000   IDR          86,761
          9.50%, 6/15/15 .........................                                               4,937,000,000   IDR         405,378
          10.75%, 5/15/16 ........................                                               3,050,000,000   IDR         264,427
          10.00%, 7/15/17 ........................                                               4,156,000,000   IDR         339,343


                    Quarterly Statements of Investments | 23

Templeton Global Investment Trust

                                                                                                      PRINCIPAL
TEMPLETON INCOME FUND                                                                                 AMOUNT(c)            VALUE
-------------------------------------------------                                                --------------------  -------------
      FOREIGN GOVERNMENT AND AGENCY
      SECURITIES (CONTINUED)
      INDONESIA (CONTINUED)
      Government of Indonesia, (continued)
         9.75%, 5/15/37 .........................                                                 1,750,000,000   IDR  $     129,243
         FR10, 13.15%, 3/15/10 ..................                                                   500,000,000   IDR         46,789
         FR13, 15.425%, 9/15/10 .................                                                 1,550,000,000   IDR        150,734
         FR17, 13.15%, 1/15/12 ..................                                                 2,700,000,000   IDR        256,995
         FR19, 14.25%, 6/15/13 ..................                                                10,805,000,000   IDR      1,075,544
         FR20, 14.275%, 12/15/13 ................                                                 2,615,000,000   IDR        261,500
         FR31, 11.00%, 11/15/20 .................                                                15,000,000,000   IDR      1,279,817
         FR34, 12.80%, 6/15/21 ..................                                                24,487,000,000   IDR      2,336,373
         FR35, 12.90%, 6/15/22 ..................                                                10,410,000,000   IDR      1,000,410
         FR36, 11.50%, 9/15/19 ..................                                                 7,315,000,000   IDR        645,935
         FR37, 12.00%, 9/15/26 ..................                                                 3,350,000,000   IDR        301,961
         FR39, 11.75%, 8/15/23 ..................                                                20,415,000,000   IDR      1,816,747
         FR40, 11.00%, 9/15/25 ..................                                                34,000,000,000   IDR      2,854,130
         FR42, 10.25%, 7/15/27 ..................                                                95,460,000,000   IDR      7,531,708
         FR43, 10.25%, 7/15/22 ..................                                                 3,500,000,000   IDR        280,963
                                                                                                                       -------------
                                                                                                                          21,371,748
                                                                                                                       -------------
      IRAQ 0.1%
  (a) Government of Iraq, 144A, 5.80%, 1/15/28...                                                     1,889,000              831,160
                                                                                                                       -------------
      MALAYSIA 0.8%
      Government of Malaysia,
         4.305%, 2/27/09 ........................                                                     5,810,000   MYR      1,686,034
         7.00%, 3/15/09 .........................                                                     5,780,000   MYR      1,687,349
         3.833%, 9/28/11 ........................                                                         5,000   MYR          1,479
         3.461%, 7/31/13 ........................                                                     9,258,000   MYR      2,729,403
                                                                                                                       -------------
                                                                                                                           6,104,265
                                                                                                                       -------------
      MEXICO 5.2%
      Government of Mexico, 10.00%, 11/20/36 ....                                                     4,397,000(n)MXN     37,905,452
                                                                                                                       -------------
      NETHERLANDS 1.9%
      Government of the Netherlands, 4.00%,
         7/15/18 ................................                                                     9,300,000   EUR     13,473,173
                                                                                                                       -------------
      NEW ZEALAND 0.1%
      Government of New Zealand, 6.00%,
         4/15/15 ................................                                                       830,000   NZD        524,390
                                                                                                                       -------------
      PERU 0.7%
      Government of Peru,
         7.84%, 8/12/20 .........................                                                     2,190,000   PEN        715,432
         7.35%, 7/21/25..........................                                                     2,340,000            2,341,053
         Series 7, 8.60%, 8/12/17................                                                     4,830,000   PEN      1,649,338
                                                                                                                       -------------
                                                                                                                           4,705,823
                                                                                                                       -------------
      POLAND 0.7%
      Government of Poland,
         6.25%, 10/24/15 ........................                                                       855,000   PLN        302,805
         5.75%, 9/23/22 .........................                                                    12,900,000   PLN      4,505,474
                                                                                                                       -------------
                                                                                                                           4,808,279
                                                                                                                       -------------


                    24 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
TEMPLETON INCOME FUND                                                                                   AMOUNT(c)          VALUE
-------------------------------------------------                                                  ------------------  ------------
      FOREIGN GOVERNMENT AND AGENCY
         SECURITIES (CONTINUED)
         RUSSIA 0.3%
  (h) Government of Russia, senior bond, Reg S,
         7.50%, 3/31/30 .........................                                                       2,185,400      $  1,925,884
                                                                                                                       ------------
      SOUTH KOREA 1.9%
      Korea Treasury Bond,
         0525-2703, 5.25%, 3/10/27 ..............                                                   9,100,800,000 KRW     7,705,776
         0550-1709, 5.50%, 9/10/17 ..............                                                   7,323,000,000 KRW     6,262,304
                                                                                                                       ------------
                                                                                                                         13,968,080
                                                                                                                       ------------
      SUPRANATIONAL 0.8%(o)
      European Investment Bank, senior note,
         1612/37, 6.50%, 9/10/14 ................                                                       3,750,000 NZD     2,378,432
      Inter-American Development Bank, senior
         note, 7.50%, 12/05/24 ..................                                                      60,000,000 MXN     3,740,430
                                                                                                                       ------------
                                                                                                                          6,118,862
                                                                                                                       ------------
      TOTAL FOREIGN GOVERNMENT AND AGENCY
         SECURITIES (COST $205,675,417) .........                                                                       184,874,318
                                                                                                                       ------------
      MUNICIPAL BONDS 2.0%
      UNITED STATES 2.0%
      Chicago Waterworks Revenue, second lien,
         Refunding, FSA Insured, 5.00%, 11/01/19.                                                       1,750,000         1,827,210
      Dickinson ISD, GO, Schoolhouse, 4.75%,
         2/15/33 ................................                                                         625,000           564,694
      Florida State Board of Education Lottery
         Revenue, Series B, MBIA Insured, 5.00%,
         7/01/20 ................................                                                       1,470,000         1,447,289
         7/01/21 ................................                                                       1,355,000         1,318,198
         7/01/22 ................................                                                       1,600,000         1,498,848
      Illinois Finance Authority Revenue, Alexian
         Brothers Health System, Refunding,
         Series A, FSA Insured, 5.00%, 1/01/20...                                                       1,800,000         1,764,252
      JEA Water and Sewer System Revenue,
         Refunding, Series B, MBIA Insured,
         4.75%, 10/01/40 ........................                                                       2,345,000         1,925,104
      Metropolitan Government Nashville and
         Davidson County Health and Educational
         Facilities Board Revenue, Vanderbilt
         University, Refunding,
         Series A, 5.00%, 10/01/18 ..............                                                         800,000           884,328
         Series B, 5.00%, 10/01/18 ..............                                                         600,000           663,246
      Public Power Generation Agency Revenue,
         Whelan Energy Center Unit 2, Series A,
         AMBAC Insured, 5.00%, 1/01/19...........                                                       1,100,000         1,158,410
      Regional Transportation District COP,
         Transit Vehicles Project,
         Series A, 5.00%, 12/01/21 ..............                                                       1,300,000         1,247,454
                                                                                                                       ------------
      TOTAL MUNICIPAL BONDS
         (COST $14,974,744) .....................                                                                        14,299,033
                                                                                                                       ------------


                    Quarterly Statements of Investments | 25

Templeton Global Investment Trust

TEMPLETON INCOME FUND                                                                                NOTIONAL AMOUNT      VALUE
-------------------------------------------------                                                  ------------------  ------------
      OPTIONS PURCHASED (COST $3,750) 0.0%(m)
      PUT OPTIONS 0.0%(m)
      Brazilian Real Put, strike price 2.05 BRL,
         expiration date 1/20/09 ................                                                  $      100,000      $     13,164
                                                                                                                       ------------
      TOTAL INVESTMENTS BEFORE SHORT TERM
         INVESTMENTS (COST $822,376,265) ........                                                                       608,882,590
                                                                                                                       ------------

                                                                                                        PRINCIPAL
                                                                                                        AMOUNT(c)
                                                                                                   ------------------
      SHORT TERM INVESTMENTS 7.4%
      FOREIGN GOVERNMENT AND AGENCY SECURITIES
         4.4%
      EGYPT 3.5%
  (p) Egypt Treasury Bills, 1/13/09 - 9/22/09 ...                                                     146,375,000 EGP    25,618,264
                                                                                                                       ------------
      MALAYSIA 0.9%
  (p) Malaysia Treasury Bills, 1/29/09 - 4/30/09.                                                      22,139,000 MYR     6,375,786
                                                                                                                       ------------
      TOTAL FOREIGN GOVERNMENT AND AGENCY
         SECURITIES (COST $32,317,267) ..........                                                                        31,994,050
                                                                                                                       ------------
      TOTAL INVESTMENTS BEFORE MONEY MARKET
         FUND (COST $854,693,532) ...............                                                                       640,876,640
                                                                                                                       ------------
      MONEY MARKET FUNDS (COST $21,306,931)
         3.0%
      UNITED STATES 3.0%
  (q) Franklin Institutional Fiduciary Trust
         Money Market Portfolio, 0.55% ..........                                                      21,306,931        21,306,931
                                                                                                                       ------------
      TOTAL INVESTMENTS
         (COST $876,000,463) 91.7% ..............                                                                       662,183,571
      NET UNREALIZED APPRECIATION ON
         FORWARD EXCHANGE CONTRACTS 4.9% ........                                                                        35,531,005
      OTHER ASSETS, LESS LIABILITIES 3.4% .......                                                                        24,269,882
                                                                                                                       ------------
      NET ASSETS 100.0% .........................                                                                      $721,984,458
                                                                                                                       ============


                    26 | Quarterly Statements of Investments

Templeton Global Investment Trust

See Abbreviations on page 36.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2008, the aggregate value of these securities was $49,058,432, representing 6.79% of net assets.

(b)  Non-income producing for the twelve months ended December 31, 2008.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)  The coupon rate shown represents the rate at period end.

(e)  A portion or all of the security purchased on a delayed delivery basis.

(f)  Income may be received in additional securities and/or cash.

(g)  Defaulted security.

(h) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2008, the aggregate value of these securities was $5,108,781, representing 0.71% of net assets.

(i)  Perpetual bond with no stated maturity.

(j) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(k)  Principal amount is stated in 1000 Brazilian Real Units.

(l)  Redemption price at maturity is adjusted for inflation.

(m)  Rounds to less than 0.1% of net assets.

(n)  Principal amount is stated in 100 Mexican Peso Units.

(o) A supranational organization is an entity formed by two or more central governments through international treaties.

(p)  The security is traded on a discount basis with no stated coupon rate.

(q) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 27

Templeton Global Investment Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds (Funds). Effective October 14, 2008, the Trust began offering shares of the Templeton Frontier Markets Fund.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds' Board of Trustees.


                    28 | Quarterly Statements of Investments

Templeton Global Investment Trust

2. SECURITY VALUATION (CONTINUED)

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At December 31, 2008, a portion of the securities held by the Funds were fair valued. All security valuation procedures are approved by the Funds' Board of Trustees.

3. INCOME TAXES

At December 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                 TEMPLETON
                                TEMPLETON        EMERGING        TEMPLETON      TEMPLETON
                                   BRIC           MARKETS        FRONTIER         INCOME
                                   FUND       SMALL CAP FUND   MARKETS FUND        FUND
                              -------------   --------------   ------------   -------------
Cost of investments .......   $ 593,975,589    $ 79,388,919    $ 5,913,668    $ 876,560,727
                              =============    ============    ===========    =============
Unrealized appreciation ...   $     903,887    $  1,210,640    $   235,028    $   8,674,555
Unrealized depreciation ...    (263,900,935)    (39,525,021)      (283,273)    (223,051,711)
                              -------------    ------------    -----------    -------------
Net unrealized appreciation
   (depreciation) .........   $(262,997,048)   $(38,314,381)   $   (48,245)   $(214,377,156)
                              =============    ============    ===========    =============

4. FORWARD EXCHANGE CONTRACTS

At December 31, 2008, the Templeton Income Fund had the following forward exchange contracts outstanding:

                                        CONTRACT       SETTLEMENT    UNREALIZED     UNREALIZED
CONTRACTS TO BUY                       AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
----------------                       ---------       ----------   ------------   ------------
886,857     Peruvian Nuevo Sol ...     3,454,300 MXN     1/22/09      $ 31,954       $     --
1,700,000   Norwegian Krone ......       324,626         1/30/09            --        (80,767)
1,480,000   Swedish Krona ........       244,297         1/30/09            --        (55,130)
626,964,000 Kazakhstani Tenge ...      4,860,590         2/06/09       166,450             --


                    Quarterly Statements of Investments | 29

Templeton Global Investment Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                    CONTRACT          SETTLEMENT    UNREALIZED      UNREALIZED
                                                   AMOUNT(a)             DATE      APPRECIATION    DEPRECIATION
                                                ---------------       ----------   ------------   --------------
CONTRACTS TO BUY (CONTINUED)
    1,526,000   Norwegian Krone .............           270,495          2/17/09     $     --      $   (51,777)
    5,045,183   Euro ........................         6,716,257          2/23/09      324,344               --
    2,018,074   Euro ........................         2,693,998          2/27/09      121,954               --
   30,600,000   Indian Rupee ................           991,691 NZD      2/27/09       50,763               --
    3,100,000   Malaysian Ringgit ...........           974,843          3/12/09           --          (78,548)
   45,700,000   Norwegian Krone .............         8,578,454          3/12/09           --       (2,035,690)
    6,050,000   Swedish Krona ...............           967,613          3/12/09           --         (194,567)
   19,936,853   Euro ........................        38,599,721 SGD      4/14/09      924,665               --
  229,668,647   Kazakhstani Tenge ...........         1,826,173          4/17/09           --          (71,943)
  123,614,356   Swedish Krona ...............        13,115,860 EUR      4/17/09           --       (2,479,480)
  255,199,650   Kazakhstani Tenge ...........         2,030,551          4/27/09           --          (95,681)
   11,274,310   Peruvian Nuevo Sol ..........        45,733,855 MXN      5/07/09      316,097               --
   51,264,586   Swedish Krona ...............         5,486,071 EUR      5/08/09           --       (1,086,629)
    3,200,000   Malaysian Ringgit ...........           657,760 EUR      5/15/09        9,181               --
    3,387,617   Peruvian Nuevo Sol ..........         1,253,280          5/15/09           --         (191,269)
   48,073,500   Japanese Yen ................           508,338          5/18/09       23,225               --
    4,237,654   Peruvian Nuevo Sol ..........         1,566,600          5/19/09           --         (238,763)
    2,186,000   Peruvian Nuevo Sol ..........           520,630 EUR      5/22/09           --          (40,435)
   41,880,160   Russian Ruble ...............         1,120,000 EUR      5/22/09           --         (355,051)
   29,314,000   Taiwanese Dollar ............           640,002 EUR      5/27/09        3,082               --
   76,835,000   Russian Ruble ...............         2,080,107 EUR      6/02/09           --         (697,551)
  172,296,000   Japanese Yen ................         1,882,194          6/09/09       23,995               --
   11,105,000   Malaysian Ringgit ...........         2,197,704 EUR      7/07/09      155,335               --
    1,580,000   Malaysian Ringgit ...........           316,811 EUR      7/17/09       16,571               --
    3,607,059   Malaysian Ringgit ...........           727,846 EUR      8/05/09       32,373               --
  200,883,600   Japanese Yen ................         1,289,230 EUR      8/21/09      433,656               --
   99,628,200   Japanese Yen ................           638,806 EUR      8/26/09      216,092               --
    5,885,000   Chinese Yuan Renminbi .......           613,021 EUR      9/18/09           --          (11,258)
   36,665,700   Chinese Yuan Renminbi .......         3,831,196 EUR      9/23/09           --          (88,306)
    4,000,000   Swedish Krona ...............           415,883 EUR      9/23/09           --          (65,253)
   16,359,000   Chinese Yuan Renminbi .......         1,685,713 EUR      9/24/09           --           (6,684)
      300,000   Malaysian Ringgit ...........            61,331 EUR      9/30/09        1,808               --
    8,156,625   Polish Zloty ................         2,381,705 EUR     10/01/09           --         (605,795)
   57,125,412   Swedish Krona ...............         5,798,945 EUR     10/02/09           --         (735,854)
   14,407,458   Chinese Yuan Renminbi .......         1,528,805 EUR     10/15/09           --          (66,664)
   14,477,722   Chinese Yuan Renminbi .......         1,548,362 EUR     10/16/09           --          (83,751)
   19,405,471   Chinese Yuan Renminbi .......         2,083,836 EUR     10/19/09           --         (123,783)
   11,991,000   Chinese Yuan Renminbi .......         1,732,178         10/21/09           --          (18,595)
   49,123,152   Chinese Yuan Renminbi .......         6,954,670         12/14/09       73,627               --
   65,699,933   Chinese Yuan Renminbi .......         9,303,106         12/15/09       97,120               --
   20,033,368   Malaysian Ringgit ...........         5,549,409         12/15/09      276,822               --
   28,514,713   Chinese Yuan Renminbi .......         4,051,824         12/16/09       28,098               --
   14,394,105   Malaysian Ringgit ...........         4,051,824         12/16/09      134,469               --
   10,384,875   Chinese Yuan Renminbi .......         1,468,865         12/17/09       17,049               --
    5,258,537   Malaysian Ringgit ...........         1,468,865         12/17/09       60,535               --
   31,233,504   Chinese Yuan Renminbi .......         4,406,595         12/18/09       62,532               --
    6,292,617   Malaysian Ringgit ...........         1,762,638         12/21/09       67,705               --


                    30 | Quarterly Statements of Investments

Templeton Global Investment Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                    CONTRACT          SETTLEMENT    UNREALIZED      UNREALIZED
                                                   AMOUNT(a)             DATE      APPRECIATION    DEPRECIATION
                                                ---------------       ----------   ------------   --------------
CONTRACTS TO BUY (CONTINUED)
    9,985,645   Chinese Yuan Renminbi .......         1,434,719        12/22/09     $       --      $  (5,772)
    5,140,287   Malaysian Ringgit ...........         1,469,409        12/22/09         25,792             --
  115,926,395   Mexican Peso ................         8,188,338        12/22/09             --       (310,040)
    4,085,795   Malaysian Ringgit ...........         1,175,092        12/23/09         13,411             --
   48,144,023   Mexican Peso ................         3,411,808        12/23/09             --       (140,329)
   77,193,648   Mexican Peso ................         5,458,892        12/24/09             --       (214,019)
    4,622,694   Malaysian Ringgit ...........         1,321,978        12/28/09         22,875             --
CONTRACTS TO SELL
  102,901,129   Mexican Peso ................        26,046,334 PEN     1/20/09        831,138             --
   16,259,303   Mexican Peso ................         1,423,819         1/22/09        247,727             --
9,190,897,920   South Korean Won ............         9,646,198         1/23/09      2,351,449             --
   35,375,342   Mexican Peso ................   122,791,349 INR         1/27/09             --        (36,542)
    1,905,145   Euro ........................         2,777,607         1/28/09        117,070             --
    2,670,501   Euro ........................         3,891,662         1/29/09        162,478             --
      754,981   Euro ........................         1,107,255         2/04/09         53,156             --
    1,252,857   New Zealand Dollar ..........    14,817,399,797 VND     2/12/09        112,244             --
   10,758,273   Romanian Leu-New ............        70,856,617 CZK     2/12/09         14,574             --
    3,932,687   Romanian Leu-New ............        26,026,916 CZK     2/17/09         15,227             --
    1,208,274   Euro ........................         1,745,412         2/19/09         59,081             --
    1,672,090   New Zealand Dollar ..........    19,801,510,825 VND     2/20/09        149,996             --
    6,054,220   Euro ........................         8,800,046         2/23/09        351,324             --
    6,054,220   Euro ........................       931,417,530 JPY     2/23/09      1,828,812             --
    4,036,147   Euro ........................       621,552,512 JPY     2/25/09      1,226,475             --
    8,809,179   Euro ........................        12,882,981         2/26/09        590,637             --
    2,018,073   Euro ........................       309,505,802 JPY     2/26/09        599,360             --
   10,090,366   Euro ........................        14,893,229         2/27/09        813,476             --
    9,081,331   Euro ........................     1,412,027,905 JPY     2/27/09      2,910,195             --
   42,714,162   Mexican Peso ................         3,790,475         2/27/09        731,458             --
    2,810,081   Romanian Leu-New ............        18,206,515 CZK     2/27/09             --         (4,616)
    2,018,074   Euro ........................         3,025,012         3/03/09        209,337             --
    3,027,111   Euro ........................         4,528,336         3/04/09        304,923             --
    1,009,037   Euro ........................         1,519,711         3/09/09        112,071             --
    1,009,037   Euro ........................       155,187,873 JPY     3/09/09        305,296             --
    1,009,037   Euro ........................         1,524,604         3/10/09        116,998             --
      756,778   Euro ........................       116,010,284 JPY     3/10/09        224,827             --
    1,009,037   Euro ........................         1,541,925         3/17/09        134,549             --
4,439,600,000   South Korean Won ............         4,434,722 CHF     3/25/09        630,981             --
    9,562,416   Euro ........................     1,457,880,677 JPY     3/31/09      2,767,636             --
  141,829,101   Mexican Peso ................        12,705,285         4/01/09      2,635,666             --
   26,785,672   Mexican Peso ................       304,853,090 KZT     4/01/09        454,758             --
    4,288,406   Euro ........................       664,098,012 JPY     4/06/09      1,356,678             --
    5,140,000   British Pound Sterling ......         9,988,151         4/07/09      2,492,812             --
  108,398,320   Mexican Peso ................         9,818,688         4/07/09      2,132,590             --
   13,641,004   Euro ........................        21,103,952         4/14/09      2,089,574             --
    6,645,618   Euro ........................     1,033,808,950 JPY     4/14/09      2,157,881             --
   19,936,853   Euro ........................        42,032,531 SGD     4/14/09      1,464,587             --


                    Quarterly Statements of Investments | 31

Templeton Global Investment Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                    CONTRACT          SETTLEMENT    UNREALIZED      UNREALIZED
                                                   AMOUNT(a)             DATE      APPRECIATION    DEPRECIATION
                                                ---------------       ----------   ------------   --------------
CONTRACTS TO SELL (CONTINUED)
    3,488,054   Euro ........................        16,999,031 MYR     4/21/09     $   53,918      $      --
    2,612,765   British Pound Sterling ......        15,700,209 MYR     4/27/09        730,006             --
      870,922   British Pound Sterling ......         5,264,898 MYR     4/30/09        252,484             --
      730,724   Euro ........................         6,861,714 SEK     5/04/09             --       (140,627)
      870,922   British Pound Sterling ......         5,248,786 MYR     5/07/09        247,923             --
    8,607,263   Mexican Peso ................       375,707,028 CLP     5/15/09             --        (27,218)
    6,018,330   Mexican Peso ................       261,929,748 CLP     5/20/09             --        (20,106)
    1,373,796   Euro ........................         6,762,694 MYR     6/09/09         43,447             --
    6,856,340   Euro ........................        10,569,220         6/10/09      1,023,246             --
      321,300   Euro ........................        38,247,552 JPY     6/10/09             --        (24,180)
    1,144,830   Euro ........................         5,697,247 MYR     6/10/09         54,090             --
      194,006   Euro ........................           968,148 MYR     6/12/09          9,956             --
    4,933,350   Mexican Peso ................       223,155,162 CLP     6/12/09             --         (3,135)
      254,448   Euro ........................         1,263,718 MYR     6/15/09         11,337             --
      504,416   Euro ........................         2,496,859 MYR     6/16/09         20,087             --
   10,861,278   Mexican Peso ................       124,692,905 KZT     6/29/09        146,900             --
   10,861,278   Mexican Peso ................        24,134,846 RUB     6/29/09             --        (74,554)
   17,305,206   Mexican Peso ................         4,745,607 PEN     6/30/09        274,118             --
    4,277,746   Euro ........................         6,613,074         7/13/09        660,494             --
    4,277,746   Euro ........................         6,620,437         7/14/09        667,924             --
    1,645,287   Euro ........................         8,195,175 MYR     7/14/09         82,776             --
    2,467,930   Euro ........................       113,101,497 TWD     7/14/09         16,708             --
    4,277,746   Euro ........................         6,688,684         7/15/09        736,237             --
    4,047,405   Euro ........................        20,248,924 MYR     7/15/09        229,603             --
    3,389,292   Euro ........................       156,394,157 TWD     7/15/09         55,585             --
    1,052,984   Euro ........................         5,265,973 MYR     7/16/09         59,213             --
      460,680   Euro ........................        21,329,484 TWD     7/16/09          9,761             --
    2,138,873   Euro ........................         3,357,603         7/17/09        381,447             --
    1,069,437   Euro ........................         5,350,607 MYR     7/17/09         60,891             --
    1,069,437   Euro ........................        49,588,190 TWD     7/17/09         24,911             --
    1,645,287   Euro ........................         2,562,123         7/22/09        272,901             --
    3,784,160   Euro ........................         5,919,561         7/24/09        654,469             --
      740,379   Euro ........................         3,724,921 MYR     7/24/09         48,484             --
    1,168,154   Euro ........................        53,873,510 TWD     7/24/09         18,428             --
    2,427,000   Euro ........................        89,434,950 RUB     7/28/09             --       (883,622)
      359,933   Euro ........................         1,805,786 MYR     7/31/09         22,270             --
    9,095,687   New Zealand Dollar ..........    61,262,181,998 IDR     8/04/09         11,726             --
    7,777,155   New Zealand Dollar ..........       130,500,658 RUB     8/12/09             --       (840,432)
    3,796,209   New Zealand Dollar ..........        63,533,354 RUB     8/14/09             --       (416,163)
    3,586,518   New Zealand Dollar ..........    43,463,214,384 VND     8/14/09        332,530             --


                    32 | Quarterly Statements of Investments

Templeton Global Investment Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                             CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                             AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                                         ---------------       ----------   ------------   ------------
CONTRACTS TO SELL (CONTINUED)
   102,962,741 Mexican Peso ..........................       240,006,149 RUB     8/18/09     $        --     $(486,643)
   1,809,177 Mexican Peso ............................         4,326,104 RUB     9/17/09              --        (6,553)
   Unrealized appreciation (depreciation) on
      offsetting forward exchange contracts ..........                                         5,354,723      (332,434)
                                                                                             -----------   -----------
   Unrealized appreciation (depreciation) on
      forward exchange contracts .....................                                        49,057,214   (13,526,209)
                                                                                             -----------   -----------
      Net unrealized appreciation (depreciation) on
         forward exchange contracts ..................                                       $35,531,005
                                                                                             ===========

See Abbreviations on page 36.

(a) In U.S. Dollar unless otherwise indicated.

5. INTEREST RATE SWAPS

At December 31, 2008, the Templeton Income Fund had the following interest rate swap contracts outstanding:

COUNTER-        RECEIVE --            PAY --            NOTIONAL PRINCIPAL   EXPIRATION    UNREALIZED     UNREALIZED
PARTY           FIXED RATE         FLOATING RATE             AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
-------------   ----------   ------------------------   ------------------   ----------   ------------   ------------
JPMorgan          7.06%      Tasa Nominal Annual Rate   2,386,300,000 CLP      6/13/18     $  299,275         $--
Merrill Lynch     7.05%      Tasa Nominal Annual Rate   7,100,000,000 CLP      6/13/18        884,351          --
Merrill Lynch     7.09%      Tasa Nominal Annual Rate   7,800,000,000 CLP      6/16/18        999,460          --
JPMorgan          7.15%      Tasa Nominal Annual Rate   2,435,000,000 CLP      6/18/18        329,943          --
JPMorgan          7.85%      Tasa Nominal Annual Rate     602,400,000 CLP      7/11/18        136,888          --
JPMorgan          7.86%      Tasa Nominal Annual Rate     604,800,000 CLP      7/17/18        136,994          --
                                                                                           ----------         ---
   Unrealized appreciation (depreciation) on interest rate swaps ......................     2,786,911          --
                                                                                           ----------         ---
   Net unrealized appreciation (depreciation) on interest rate swaps ..................    $2,786,911
                                                                                           ==========

See Abbreviations on page 36.

6. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on April 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.


                    Quarterly Statements of Investments | 33

Templeton Global Investment Trust

6. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008, in valuing the Funds' assets and liabilities carried at fair value:

                                              LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                           ------------   ------------   -------   ------------
TEMPLETON BRIC FUND
   ASSETS:
      Investments in Securities ........   $330,640,331   $    338,210     $--     $330,978,541
TEMPLETON EMERGING MARKETS SMALL
   CAP FUND
   ASSETS:
      Investments in Securities ........   $ 40,881,001   $    193,537     $--     $ 41,074,538
TEMPLETON FRONTIER MARKETS FUND
   ASSETS:
      Investments in Securities ........   $  5,779,487   $     85,936     $--     $  5,865,423
TEMPLETON INCOME FUND
   ASSETS:
      Investments in Securities ........   $285,672,488   $376,511,083     $--     $662,183,571
      Other Financial Instruments(a) ...             --     51,844,125      --       51,844,125
   LIABILITIES:
      Other Financial Instruments(a) ...             --     13,526,209      --       13,526,209

(a) Other financial instruments include net unrealized appreciation (depreciation) of forward exchange contracts, swaps and unfunded loan commitments.


                    34 | Quarterly Statements of Investments

Templeton Global Investment Trust

7. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 35

Templeton Global Investment Trust

ABBREVIATIONS

CURRENCY

AUD   -   Australian Dollar
BRL   -   Brazilian Real
CHF   -   Swiss Franc
CLP   -   Chilean Peso
CZK   -   Czech Koruna
EGP   -   Egyptian Pound
EUR   -   Euro
IDR   -   Indonesian Rupiah
INR   -   Indian Rupee
JPY   -   Japanese Yen
KRW   -   South Korean Won
KZT   -   Kazakhstani Tenge
MXN   -   Mexican Peso
MYR   -   Malaysian Ringgit
NZD   -   New Zealand Dollar
PEN   -   Peruvian Nuevo Sol
PLN   -   Polish Zloty
RUB   -   Russian Ruble
SEK   -   Swedish Krona
SGD   -   Singapore Dollar
TWD   -   Taiwanese Dollar
VND   -   Vietnamese Dong


SELECTED PORTFOLIO

ADR   -   American Depository Receipt
AMBAC -   American Municipal Bond Assurance Corp.
BDR   -   Brazilian Depository Receipt
COP   -   Certificate of Participation
FRN   -   Floating Rate Note
FSA   -   Financial Security Assurance Inc.
GDR   -   Global Depository Receipt
GO    -   General Obligation
ISD   -   Independent School District
MBIA  -   Municipal Bond Investors Assurance Corp.
NVDR  -   Non-Voting Depository Receipt
PIK   -   Payment-In-Kind
REIT  -   Real Estate Investment Trust


                    36 | Quarterly Statements of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By /s/JENNIFER J. BOLT
     ---------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JENNIFER J. BOLT
     ---------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  February 25, 2009

By /s/LAURA F. FERGERSON
     ----------------------------
      Laura F. Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  February 25, 2009